UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2019 Fund
Fidelity Advisor® Municipal Income 2021 Fund
Fidelity Advisor® Municipal Income 2023 Fund
Fidelity Advisor® Municipal Income 2025 Fund
Class A and Class I

Semi-Annual Report

December 31, 2017

Each Advisor fund listed above is a class of the Fidelity® Defined Maturity Funds

Contents

Fidelity® Municipal Income 2019 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2021 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2023 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2025 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Municipal Income 2019 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2017

% of fund's net assets
New York	19.6
Florida	14.8
Pennsylvania	11.0
New Jersey	9.5
Michigan	7.5

Top Five Sectors as of December 31, 2017

% of fund's net assets
General Obligations	38.1
Transportation	22.6
Health Care	12.2
Education	7.1
Escrowed/Pre-Refunded	6.6

Quality Diversification (% of fund's net assets)

As of December 31, 2017
AAA	3.4%
AA,A	80.8%
BBB	10.9%
BB and Below	0.4%
Not Rated	4.3%
Short-Term Investments and Net Other Assets	0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2019 Fund

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.8%
	Principal Amount	Value
Arizona - 5.2%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.):
Series 2012 B, 5% 6/1/19	$270,000	$282,560
Series 2015 A, 5% 6/1/19	1,000,000	1,046,520
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	366,496
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,034,100
Series 2017, 5% 7/1/18	475,000	483,113
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	675,986
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	630,642
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	450,000	481,878
Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	524,395

TOTAL ARIZONA		5,525,690

California - 2.6%
California Health Facilities Fing. Auth. Rev. Series 2011 A, 5% 3/1/19	615,000	638,438
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	518,840
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	352,263
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (a)	1,000,000	1,038,820
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	228,613

TOTAL CALIFORNIA		2,776,974

Connecticut - 2.9%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp. Proj.) Series 2011 F, 5% 7/1/19	1,825,000	1,910,447
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/19	500,000	524,550
Series 2012 J, 4% 7/1/19	450,000	463,118
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/19 (a)	200,000	208,824

TOTAL CONNECTICUT		3,106,939

Florida - 14.8%
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/19	3,040,000	3,186,498
Series 2012 A, 5% 7/1/19	1,000,000	1,048,190
Series 2015 A, 5% 7/1/19	500,000	524,095
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	303,117
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	524,095
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	525,615
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	981,619
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	465,251
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,144,726
Hillsborough County School Board Ctfs. of Prtn.:
Series 2016, 5% 7/1/19	650,000	681,616
Series 2017 A, 5% 7/1/19	500,000	524,320
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013, 5% 7/1/19	315,000	330,274
Series 2014 B, 5% 7/1/19	250,000	262,123
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	1,525,000	1,593,107
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,440,000	1,500,350
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,049,710
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	528,230
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	255,000	269,578
5% 10/1/19 (Escrowed to Maturity)	245,000	259,225

TOTAL FLORIDA		15,701,739

Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	206,710
Illinois - 2.9%
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	350,000	365,141
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,025,970
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/19	600,000	621,702
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,043,240

TOTAL ILLINOIS		3,056,053

Indiana - 2.2%
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/19 (a)	1,950,000	2,013,785
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	262,540

TOTAL INDIANA		2,276,325

Iowa - 0.8%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19 (Escrowed to Maturity)	870,000	899,380
Louisiana - 1.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,044,660
Louisiana Pub. Facilities Auth. (Ochsner Clinic Foundation Proj.) Series 2017, 4% 5/15/19	225,000	231,525
Louisiana Pub. Facilities Auth. Rev. Series 2009 A, 5% 7/1/19	250,000	261,895

TOTAL LOUISIANA		1,538,080

Maryland - 1.8%
Maryland Health & Higher Edl. Facilities Auth. Rev. 5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	800,000	839,640
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,045,380

TOTAL MARYLAND		1,885,020

Massachusetts - 1.1%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2015 O2, 5% 7/1/19	505,000	529,796
Series 2016, 5% 7/1/19	575,000	598,972

TOTAL MASSACHUSETTS		1,128,768

Michigan - 7.5%
Ann Arbor Pub. School District Series 2015, 5% 5/1/19	1,200,000	1,253,520
Brandon School District Series 2016 A, 4% 5/1/19	1,000,000	1,029,780
Chippewa Valley Schools Series 2016 A, 5% 5/1/19	675,000	704,835
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/19	1,000,000	1,043,390
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	783,150
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	1,335,000	1,391,310
Royal Oak City School District 5% 5/1/19	700,000	731,220
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,043,800

TOTAL MICHIGAN		7,981,005

Minnesota - 0.8%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	811,227
Missouri - 0.2%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	259,208
Nevada - 0.2%
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	175,000	173,420
New Jersey - 9.5%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,781,396
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	109,138
Series 2014 PP, 5% 6/15/19	3,630,000	3,764,201
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	632,782
New Jersey Edl. Facility:
(Ramapo College, Proj.) Series 2017 A, 3% 7/1/19 (FSA Insured)	325,000	330,772
(Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/19	305,000	319,512
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/19	500,000	524,170
Series 2016 A, 5% 7/1/19	140,000	145,774
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	315,897
Series 2012 AA, 5% 6/15/19	2,000,000	2,073,940

TOTAL NEW JERSEY		9,997,582

New Mexico - 0.6%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	629,916
New York - 19.6%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	287,502
City of Auburn Gen. Oblig. Rfdg. Bonds Series 2016, 3% 6/1/19	1,135,000	1,155,317
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	257,363
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1:
5% 7/15/19	410,000	430,836
5% 7/15/19 (Escrowed to Maturity)	590,000	620,261
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,053,690
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	275,743
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	13,650,000	14,236,805
Series II, 4% 5/1/19	1,000,000	1,029,920
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,038,820
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	367,133

TOTAL NEW YORK		20,753,390

North Carolina - 0.6%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/19 (a)	155,000	162,587
Series 2017 C, 4% 7/1/19	425,000	440,194

TOTAL NORTH CAROLINA		602,781

Ohio - 1.4%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/19	600,000	627,828
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	858,025

TOTAL OHIO		1,485,853

Oklahoma - 1.5%
Payne County Independent School District # 16:
Series 2017 A, 3% 6/1/19	380,000	387,444
Series 2017 B, 3% 6/1/19	1,195,000	1,218,410

TOTAL OKLAHOMA		1,605,854

Oregon - 1.0%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,033,650
Pennsylvania - 11.0%
Butler County Hosp. Auth. Hosp. Rev. (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700,000	1,837,853
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	104,521
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	405,476
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Catholic Health Initiatives Proj.) Series 2009 A, 5.125% 6/1/33 (Pre-Refunded to 6/1/19 @ 100)	180,000	189,023
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	685,399
Series 2009, 5% 7/1/19	5,000,000	5,244,750
Pennsylvania Higher Edl. Facilities Auth. Rev. (PA St Sys. of Higher Ed. Proj.) Series 2012, 5% 6/15/19	425,000	445,812
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	104,758
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,049,100
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	835,616
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	700,358

TOTAL PENNSYLVANIA		11,602,666

Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/19	620,000	642,977
Texas - 5.0%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	1,860,000	1,953,577
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,805,000	2,814,313
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	526,780

TOTAL TEXAS		5,294,670

Utah - 2.0%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012, 5% 4/1/19	2,015,000	2,095,721
Virginia - 0.9%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	501,615
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	502,460

TOTAL VIRGINIA		1,004,075

Washington - 0.2%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/19	125,000	129,328
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	113,764

TOTAL WASHINGTON		243,092

West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	505,000	503,576
Wisconsin - 0.7%
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	675,000	695,743
TOTAL MUNICIPAL BONDS
(Cost $105,646,006)		105,518,084
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $105,646,006)		105,518,084
NET OTHER ASSETS (LIABILITIES) - 0.2%		253,086
NET ASSETS - 100%		$105,771,170

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	38.1%
Transportation	22.6%
Health Care	12.2%
Education	7.1%
Escrowed/Pre-Refunded	6.6%
Electric Utilities	5.7%
Special Tax	5.4%
Others* (Individually Less Than 5%)	2.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $105,646,006)		$105,518,084
Cash		241,094
Receivable for fund shares sold		3,004
Interest receivable		1,732,356
Other receivables		143
Total assets		107,494,681
Liabilities
Payable for fund shares redeemed	$1,663,658
Distributions payable	21,357
Accrued management fee	27,424
Distribution and service plan fees payable	1,930
Other affiliated payables	9,142
Total liabilities		1,723,511
Net Assets		$105,771,170
Net Assets consist of:
Paid in capital		$105,886,101
Undistributed net investment income		16,722
Accumulated undistributed net realized gain (loss) on investments		(3,731)
Net unrealized appreciation (depreciation) on investments		(127,922)
Net Assets		$105,771,170
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,930,907 ÷ 845,748 shares)		$10.56
Maximum offering price per share (100/97.25 of $10.56)		$10.86
Municipal Income 2019:
Net Asset Value, offering price and redemption price per share ($68,855,831 ÷ 6,520,775 shares)		$10.56
Class I:
Net Asset Value, offering price and redemption price per share ($27,984,432 ÷ 2,650,204 shares)		$10.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2017 (Unaudited)
Investment Income
Interest		$949,895
Expenses
Management fee	$168,360
Transfer agent fees	56,120
Distribution and service plan fees	12,394
Independent trustees' fees and expenses	208
Miscellaneous	166
Total expenses before reductions	237,248
Expense reductions	(446)	236,802
Net investment income (loss)		713,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		12,768
Total net realized gain (loss)		12,768
Change in net unrealized appreciation (depreciation) on investment securities		(702,180)
Net gain (loss)		(689,412)
Net increase (decrease) in net assets resulting from operations		$23,681

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$713,093	$1,264,859
Net realized gain (loss)	12,768	147,933
Change in net unrealized appreciation (depreciation)	(702,180)	(1,415,063)
Net increase (decrease) in net assets resulting from operations	23,681	(2,271)
Distributions to shareholders from net investment income	(713,116)	(1,265,072)
Distributions to shareholders from net realized gain	(73,596)	(96,895)
Total distributions	(786,712)	(1,361,967)
Share transactions - net increase (decrease)	(6,586,642)	25,398,658
Redemption fees	–	77
Total increase (decrease) in net assets	(7,349,673)	24,034,497
Net Assets
Beginning of period	113,120,843	89,086,346
End of period	$105,771,170	$113,120,843
Other Information
Undistributed net investment income end of period	$16,722	$16,745

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2019 Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.80	$10.69	$10.74	$10.50	$10.67
Income from Investment Operations
Net investment income (loss)A	.055	.123	.144	.157	.181	.199
Net realized and unrealized gain (loss)	(.063)	(.156)	.122	(.052)	.242	(.170)
Total from investment operations	(.008)	(.033)	.266	.105	.423	.029
Distributions from net investment income	(.055)	(.125)	(.144)	(.155)	(.183)	(.199)
Distributions from net realized gain	(.007)	(.012)	(.012)	–	–	–
Total distributions	(.062)	(.137)	(.156)	(.155)	(.183)	(.199)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.63	$10.80	$10.69	$10.74	$10.50
Total ReturnC,D,E	(.07)%	(.31)%	2.51%	.98%	4.06%	.24%
Ratios to Average Net AssetsF
Expenses before reductions	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.64%G	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.03%G	1.16%	1.34%	1.46%	1.71%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$8,931	$9,800	$6,536	$7,522	$6,830	$8,173
Portfolio turnover rate	3%G	13%	5%	8%	2%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2019 Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.80	$10.69	$10.74	$10.50	$10.67
Income from Investment Operations
Net investment income (loss)A	.069	.150	.171	.184	.207	.226
Net realized and unrealized gain (loss)	(.063)	(.157)	.122	(.052)	.242	(.170)
Total from investment operations	.006	(.007)	.293	.132	.449	.056
Distributions from net investment income	(.069)	(.151)	(.171)	(.182)	(.209)	(.226)
Distributions from net realized gain	(.007)	(.012)	(.012)	–	–	–
Total distributions	(.076)	(.163)	(.183)	(.182)	(.209)	(.226)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.63	$10.80	$10.69	$10.74	$10.50
Total ReturnC,D	.05%	(.06)%	2.77%	1.24%	4.32%	.49%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.28%F	1.41%	1.59%	1.71%	1.96%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$68,856	$76,098	$54,610	$44,331	$36,135	$20,787
Portfolio turnover rate	3%F	13%	5%	8%	2%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2019 Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.80	$10.69	$10.74	$10.50	$10.67
Income from Investment Operations
Net investment income (loss)A	.069	.150	.170	.184	.207	.226
Net realized and unrealized gain (loss)	(.063)	(.157)	.123	(.052)	.242	(.170)
Total from investment operations	.006	(.007)	.293	.132	.449	.056
Distributions from net investment income	(.069)	(.151)	(.171)	(.182)	(.209)	(.226)
Distributions from net realized gain	(.007)	(.012)	(.012)	–	–	–
Total distributions	(.076)	(.163)	(.183)	(.182)	(.209)	(.226)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.63	$10.80	$10.69	$10.74	$10.50
Total ReturnC,D	.05%	(.06)%	2.77%	1.24%	4.32%	.49%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.28%F	1.41%	1.59%	1.71%	1.96%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$27,984	$27,223	$27,941	$19,985	$13,589	$6,899
Portfolio turnover rate	3%F	13%	5%	8%	2%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2017

% of fund's net assets
New Jersey	12.6
Florida	10.7
Michigan	10.0
Texas	7.4
Illinois	6.9

Top Five Sectors as of December 31, 2017

% of fund's net assets
General Obligations	34.7
Health Care	18.3
Transportation	17.2
Education	7.8
Water & Sewer	6.9

Quality Diversification (% of fund's net assets)

As of December 31, 2017
AAA	2.8%
AA,A	78.8%
BBB	14.6%
BB and Below	1.1%
Not Rated	4.8%
Short-Term Investments and Net Other Assets*	(2.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2021 Fund

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 102.1%
	Principal Amount	Value
Alabama - 2.5%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,089,570
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	539,960

TOTAL ALABAMA		1,629,530

Arizona - 6.5%
Glendale Gen. Oblig. Series 2017, 5% 7/1/21	250,000	276,618
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,103,260
Pima County Gen. Oblig. Series 2016, 3% 7/1/21	500,000	522,135
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	652,226
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	332,481
Tucson Wtr. Rev. Series 2017, 5% 7/1/21	500,000	555,030
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	273,641
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	554,275

TOTAL ARIZONA		4,269,666

California - 4.9%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	550,855
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	550,075
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	279,228
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	225,000	249,521
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$112,276
Series 2011 C, 5% 5/1/21 (a)	500,000	551,105
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	656,418
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	279,348

TOTAL CALIFORNIA		3,228,826

Colorado - 0.6%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	388,483
Connecticut - 0.8%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	545,180
District Of Columbia - 0.8%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/21	500,000	553,595
Florida - 10.7%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	553,955
Series 2015 A, 5% 7/1/21	500,000	553,955
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	469,795
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	834,705
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	832,545
Series 2012 A, 5% 7/1/21	500,000	555,030
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/21	615,000	680,479
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,098,430
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,107,910
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	360,516

TOTAL FLORIDA		7,047,320

Georgia - 3.4%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,094,100
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	273,910
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	748,409
Series 2011 B, 5% 1/1/21	85,000	92,195

TOTAL GEORGIA		2,208,614

Hawaii - 0.6%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	416,273
Illinois - 6.9%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	435,808
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	218,992
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	581,249
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/21	1,000,000	1,076,040
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	526,215
Series 2013, 5% 7/1/21	510,000	539,259
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,090,980
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	55,181

TOTAL ILLINOIS		4,523,724

Indiana - 2.3%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	218,514
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/21 (a)	500,000	545,520
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	275,820
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	334,098
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	100,000	109,523

TOTAL INDIANA		1,483,475

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	106,997
Massachusetts - 1.4%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	273,598
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	222,300
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	431,059

TOTAL MASSACHUSETTS		926,957

Michigan - 10.0%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,102,210
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,102,210
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	548,215
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	223,810
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	555,005
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,105,750
Series 2015 D1, 5% 7/1/21	500,000	544,375
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	331,734
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	242,110
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	826,658

TOTAL MICHIGAN		6,582,077

Minnesota - 1.2%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	400,000	425,184
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	345,574

TOTAL MINNESOTA		770,758

Nevada - 5.5%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (a)	2,725,000	2,987,027
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	277,225
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	329,817

TOTAL NEVADA		3,594,069

New Jersey - 12.6%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	761,338
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	706,362
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	911,690
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	353,207
Series 2015 XX:
5% 6/15/21	1,000,000	1,075,270
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	1,007,129
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	594,416
Series 2013 A, 5% 7/1/21	100,000	109,935
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	540,421
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,106,910
Series 2017 A, 5% 7/1/21	170,000	187,262
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	105,275
Series 2011 B, 5% 6/15/21	750,000	807,990

TOTAL NEW JERSEY		8,267,205

New York - 6.1%
Monroe County Indl. Dev. Corp. (Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/21	325,000	361,121
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	547,545
New York City Gen. Oblig. Series 2014 B, 5% 8/1/21	1,700,000	1,891,403
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	645,990
Series 2014, 5% 7/1/21	325,000	360,653
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	221,654

TOTAL NEW YORK		4,028,366

North Carolina - 1.7%
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,102,950
Ohio - 1.7%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,103,650
Oregon - 1.5%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/21 (b)	230,000	238,729
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	716,658

TOTAL OREGON		955,387

Pennsylvania - 5.1%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	410,225
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	723,309
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	544,590
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/21	1,000,000	1,102,190
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	553,400

TOTAL PENNSYLVANIA		3,333,714

Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	360,536
South Carolina - 1.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	771,470
South Dakota - 0.4%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	282,721
Tennessee - 0.8%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	527,055
Texas - 7.4%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	276,905
5% 7/15/21	750,000	830,715
Dallas County Gen. Oblig. Series 2016 5% 8/15/21	1,000,000	1,113,400
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	275,548
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	427,396
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	554,355
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	557,211
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	77,599
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	221,784
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	551,450

TOTAL TEXAS		4,886,363

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	119,986
Washington - 1.8%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	262,805
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	737,282
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	187,760

TOTAL WASHINGTON		1,187,847

Wisconsin - 2.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,108,900
Wisconsin Health & Edl. Facilities:
( Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	109,655
Series 2014, 5% 5/1/21	540,000	584,091

TOTAL WISCONSIN		1,802,646

TOTAL MUNICIPAL BONDS
(Cost $66,058,062)		67,005,440
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $66,058,062)		67,005,440
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(1,394,285)
NET ASSETS - 100%		$65,611,155

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $238,729 or 0.4% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	34.7%
Health Care	18.3%
Transportation	17.2%
Education	7.8%
Water & Sewer	6.9%
Special Tax	6.6%
Electric Utilities	5.2%
Others* (Individually Less Than 5%)	3.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $66,058,062)		$67,005,440
Receivable for fund shares sold		100,770
Interest receivable		1,031,031
Other receivables		104
Total assets		68,137,345
Liabilities
Payable to custodian bank	$832,581
Payable for fund shares redeemed	1,648,004
Distributions payable	20,915
Accrued management fee	17,203
Distribution and service plan fees payable	1,755
Other affiliated payables	5,732
Total liabilities		2,526,190
Net Assets		$65,611,155
Net Assets consist of:
Paid in capital		$64,645,474
Distributions in excess of net investment income		(88)
Accumulated undistributed net realized gain (loss) on investments		18,391
Net unrealized appreciation (depreciation) on investments		947,378
Net Assets		$65,611,155
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,148,427 ÷ 754,277 shares)		$10.80
Maximum offering price per share (100/97.25 of $10.80)		$11.11
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($36,200,185 ÷ 3,351,039 shares)		$10.80
Class I:
Net Asset Value, offering price and redemption price per share ($21,262,543 ÷ 1,968,300 shares)		$10.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2017 (Unaudited)
Investment Income
Interest		$820,327
Expenses
Management fee	$106,195
Transfer agent fees	35,398
Distribution and service plan fees	12,756
Independent trustees' fees and expenses	130
Miscellaneous	102
Total expenses before reductions	154,581
Expense reductions	(316)	154,265
Net investment income (loss)		666,062
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		73,196
Total net realized gain (loss)		73,196
Change in net unrealized appreciation (depreciation) on investment securities		(923,437)
Net gain (loss)		(850,241)
Net increase (decrease) in net assets resulting from operations		$(184,179)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$666,062	$1,253,000
Net realized gain (loss)	73,196	5,107
Change in net unrealized appreciation (depreciation)	(923,437)	(1,523,908)
Net increase (decrease) in net assets resulting from operations	(184,179)	(265,801)
Distributions to shareholders from net investment income	(666,150)	(1,253,015)
Distributions to shareholders from net realized gain	–	(133,721)
Total distributions	(666,150)	(1,386,736)
Share transactions - net increase (decrease)	(1,257,654)	3,388,673
Redemption fees	–	74
Total increase (decrease) in net assets	(2,107,983)	1,736,210
Net Assets
Beginning of period	67,719,138	65,982,928
End of period	$65,611,155	$67,719,138
Other Information
Distributions in excess of net investment income end of period	$(88)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2021 Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$11.19	$10.83	$10.86	$10.57	$10.84
Income from Investment Operations
Net investment income (loss)A	.092	.188	.204	.221	.240	.242
Net realized and unrealized gain (loss)	(.131)	(.238)	.376	(.016)	.324	(.250)
Total from investment operations	(.039)	(.050)	.580	.205	.564	(.008)
Distributions from net investment income	(.091)	(.188)	(.205)	(.221)	(.240)	(.242)
Distributions from net realized gain	–	(.022)	(.015)	(.014)	(.034)	(.020)
Total distributions	(.091)	(.210)	(.220)	(.235)	(.274)	(.262)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.80	$10.93	$11.19	$10.83	$10.86	$10.57
Total ReturnC,D,E	(.36)%	(.44)%	5.40%	1.89%	5.44%	(.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.64%G	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.66%G	1.71%	1.85%	2.02%	2.26%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$8,148	$11,790	$11,915	$10,191	$9,189	$8,664
Portfolio turnover rate	9%G	14%	4%	5%	6%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$11.19	$10.83	$10.86	$10.57	$10.84
Income from Investment Operations
Net investment income (loss)A	.105	.215	.231	.248	.266	.269
Net realized and unrealized gain (loss)	(.130)	(.238)	.376	(.016)	.325	(.250)
Total from investment operations	(.025)	(.023)	.607	.232	.591	.019
Distributions from net investment income	(.105)	(.215)	(.232)	(.248)	(.267)	(.269)
Distributions from net realized gain	–	(.022)	(.015)	(.014)	(.034)	(.020)
Total distributions	(.105)	(.237)	(.247)	(.262)	(.301)	(.289)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.80	$10.93	$11.19	$10.83	$10.86	$10.57
Total ReturnC,D	(.24)%	(.19)%	5.67%	2.14%	5.70%	.10%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.90%F	1.96%	2.10%	2.27%	2.51%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$36,200	$36,809	$35,297	$24,594	$23,718	$20,604
Portfolio turnover rate	9%F	14%	4%	5%	6%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$11.19	$10.83	$10.86	$10.57	$10.84
Income from Investment Operations
Net investment income (loss)A	.105	.215	.231	.247	.266	.269
Net realized and unrealized gain (loss)	(.130)	(.238)	.376	(.015)	.325	(.250)
Total from investment operations	(.025)	(.023)	.607	.232	.591	.019
Distributions from net investment income	(.105)	(.215)	(.232)	(.248)	(.267)	(.269)
Distributions from net realized gain	–	(.022)	(.015)	(.014)	(.034)	(.020)
Total distributions	(.105)	(.237)	(.247)	(.262)	(.301)	(.289)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.80	$10.93	$11.19	$10.83	$10.86	$10.57
Total ReturnC,D	(.24)%	(.19)%	5.67%	2.14%	5.70%	.10%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.90%F	1.96%	2.10%	2.27%	2.51%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$21,263	$19,120	$18,771	$15,758	$10,103	$7,161
Portfolio turnover rate	9%F	14%	4%	5%	6%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2017

% of fund's net assets
Illinois	17.3
Arizona	7.9
Florida	7.6
New Jersey	5.6
New York	4.9

Top Five Sectors as of December 31, 2017

% of fund's net assets
General Obligations	38.4
Transportation	18.6
Health Care	18.2
Electric Utilities	6.0
Water & Sewer	4.5

Quality Diversification (% of fund's net assets)

As of December 31, 2017
AAA	3.1%
AA,A	79.5%
BBB	12.0%
BB and Below	1.1%
Not Rated	0.9%
Short-Term Investments and Net Other Assets	3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Alabama - 4.7%
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$571,085
Series 2016 B, 5% 3/1/23	1,000,000	1,142,170

TOTAL ALABAMA		1,713,255

Arizona - 7.9%
Glendale Gen. Oblig. Series 2017, 5% 7/1/23	250,000	288,560
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	795,000	918,066
Pima County Gen. Oblig. Series 2016, 4% 7/1/23	500,000	556,745
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	520,677
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	289,265
Tucson Wtr. Rev. Series 2017, 5% 7/1/23	250,000	291,388

TOTAL ARIZONA		2,864,701

California - 4.7%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	137,956
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	290,088
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	169,242
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/23 (a)	500,000	578,810
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	292,415
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	226,508

TOTAL CALIFORNIA		1,695,019

Colorado - 0.9%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	230,956
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	116,539

TOTAL COLORADO		347,495

Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 A, 4% 7/1/23	65,000	68,728
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	113,886

TOTAL CONNECTICUT		182,614

Florida - 7.6%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	287,858
Series 2015 B, 5% 7/1/23	45,000	51,814
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	575,995
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	572,690
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	221,374
Series 2014 B, 5% 7/1/23	90,000	104,135
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	34,379
Series 2015 D, 5% 2/1/23	650,000	741,000
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	167,039

TOTAL FLORIDA		2,756,284

Georgia - 0.7%
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	239,054
Hawaii - 3.2%
Honolulu City & County Gen. Oblig. Series 2017 D, 5% 9/1/23	1,000,000	1,167,954
Illinois - 17.3%
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	456,360
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	227,466
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	569,675
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	557,130
Series 2017, 5% 1/1/23	1,000,000	1,148,070
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	316,792
Series 2014, 5% 2/1/23	250,000	267,420
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	582,986
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	94,136
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	695,000	795,573
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	567,680
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,759
Series 2002:
5.7% 6/15/23	45,000	52,356
5.7% 6/15/23 (Escrowed to Maturity)	45,000	53,710
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	561,540

TOTAL ILLINOIS		6,271,653

Indiana - 2.3%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	289,220
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/23 (a)	500,000	567,140

TOTAL INDIANA		856,360

Louisiana - 1.7%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	620,552
Massachusetts - 2.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	59,637
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	262,007
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (a)	500,000	577,120

TOTAL MASSACHUSETTS		898,764

Michigan - 4.0%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	57,824
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	450,306
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	310,000	358,862
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/23	500,000	574,890

TOTAL MICHIGAN		1,441,882

Minnesota - 0.8%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	285,260
Nevada - 4.7%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/23 (a)	1,000,000	1,151,990
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	127,213
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	436,274

TOTAL NEVADA		1,715,477

New Jersey - 5.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	283,048
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	607,195
Series 2015 XX, 5% 6/15/23	250,000	277,218
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	114,305
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	232,172
Series 2013, 5% 7/1/23	200,000	231,604
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	290,185

TOTAL NEW JERSEY		2,035,727

New York - 4.9%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	116,499
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	399,291
Series 2014 B, 5% 7/1/23	285,000	325,137
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	612,696
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	347,118

TOTAL NEW YORK		1,800,741

Ohio - 3.1%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	570,960
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	447,836
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	113,073

TOTAL OHIO		1,131,869

Oregon - 1.5%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23 (b)	250,000	260,033
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	287,578

TOTAL OREGON		547,611

Pennsylvania - 4.7%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	351,497
Pennsylvania Gen. Oblig.:
Series 2013, 5% 4/1/23	250,000	285,283
Series 2014, 5% 7/1/23	500,000	573,475
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	115,818
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	381,480

TOTAL PENNSYLVANIA		1,707,553

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	284,295
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	173,535
Tennessee - 1.5%
Tennessee Engy Acq Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (c)	500,000	547,635
Texas - 4.1%
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	288,393
Series 2015 D, 5% 5/15/23	500,000	576,235
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	343,188
Series 2015 B, 5% 1/1/23	250,000	285,990

TOTAL TEXAS		1,493,806

Virginia - 0.6%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	226,196
Washington - 4.2%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (a)	250,000	285,068
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	340,659
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	333,219
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	143,435
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	432,881

TOTAL WASHINGTON		1,535,262

Wisconsin - 1.6%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	571,985
TOTAL MUNICIPAL BONDS
(Cost $34,582,007)		35,112,539
TOTAL INVESTMENT IN SECURITIES - 96.6%
(Cost $34,582,007)		35,112,539
NET OTHER ASSETS (LIABILITIES) - 3.4%		1,221,401
NET ASSETS - 100%		$36,333,940

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $260,033 or 0.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	38.4%
Transportation	18.6%
Health Care	18.2%
Electric Utilities	6.0%
Others* (Individually Less Than 5%)	18.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $34,582,007)		$35,112,539
Cash		525,861
Receivable for fund shares sold		210,500
Interest receivable		514,726
Other receivables		53
Total assets		36,363,679
Liabilities
Payable for fund shares redeemed	$5,104
Distributions payable	12,224
Accrued management fee	8,932
Transfer agent fee payable	2,977
Distribution and service plan fees payable	502
Total liabilities		29,739
Net Assets		$36,333,940
Net Assets consist of:
Paid in capital		$35,787,393
Distributions in excess of net investment income		(10,004)
Accumulated undistributed net realized gain (loss) on investments		26,019
Net unrealized appreciation (depreciation) on investments		530,532
Net Assets		$36,333,940
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,413,319 ÷ 236,572 shares)		$10.20
Maximum offering price per share (100/97.25 of $10.20)		$10.49
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($19,756,623 ÷ 1,936,895 shares)		$10.20
Class I:
Net Asset Value, offering price and redemption price per share ($14,163,998 ÷ 1,388,547 shares)		$10.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2017 (Unaudited)
Investment Income
Interest		$403,917
Expenses
Management fee	$52,268
Transfer agent fees	17,422
Distribution and service plan fees	3,583
Independent trustees' fees and expenses	62
Miscellaneous	46
Total expenses before reductions	73,381
Expense reductions	(168)	73,213
Net investment income (loss)		330,704
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		32,890
Total net realized gain (loss)		32,890
Change in net unrealized appreciation (depreciation) on investment securities		(262,744)
Net gain (loss)		(229,854)
Net increase (decrease) in net assets resulting from operations		$100,850

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$330,704	$675,331
Net realized gain (loss)	32,890	14,304
Change in net unrealized appreciation (depreciation)	(262,744)	(1,286,395)
Net increase (decrease) in net assets resulting from operations	100,850	(596,760)
Distributions to shareholders from net investment income	(331,063)	(675,332)
Distributions to shareholders from net realized gain	–	(63,264)
Total distributions	(331,063)	(738,596)
Share transactions - net increase (decrease)	7,325,019	(8,002,462)
Redemption fees	–	47
Total increase (decrease) in net assets	7,094,806	(9,337,771)
Net Assets
Beginning of period	29,239,134	38,576,905
End of period	$36,333,940	$29,239,134
Other Information
Distributions in excess of net investment income end of period	$(10,004)	$(9,645)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2023 Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.25	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.086	.183	.177	.202	.199	.010
Net realized and unrealized gain (loss)	(.050)	(.272)	.596	.050	.429	(.530)
Total from investment operations	.036	(.089)	.773	.252	.628	(.520)
Distributions from net investment income	(.086)	(.184)	(.183)	(.202)	(.198)	(.010)
Distributions from net realized gain	–	(.017)	–	–	–	–
Total distributions	(.086)	(.201)	(.183)	(.202)	(.198)	(.010)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$10.20	$10.25	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E,F	.35%	(.83)%	7.84%	2.54%	6.72%	(5.20)%
Ratios to Average Net AssetsG
Expenses before reductions	.65%H	.65%	.65%	.65%	.65%	.65%H
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%	.65%	.65%H
Expenses net of all reductions	.64%H	.65%	.65%	.65%	.65%	.62%H
Net investment income (loss)	1.66%H	1.78%	1.74%	2.01%	2.08%	.56%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,413	$3,352	$5,000	$4,724	$4,827	$2,370
Portfolio turnover rate	11%H	8%	19%	16%	3%	4%I

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.24	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.098	.209	.204	.227	.223	.015
Net realized and unrealized gain (loss)	(.039)	(.283)	.594	.050	.429	(.530)
Total from investment operations	.059	(.074)	.798	.277	.652	(.515)
Distributions from net investment income	(.099)	(.209)	(.208)	(.227)	(.222)	(.015)
Distributions from net realized gain	–	(.017)	–	–	–	–
Total distributions	(.099)	(.226)	(.208)	(.227)	(.222)	(.015)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$10.20	$10.24	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E	.57%	(.68)%	8.11%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%G
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.37%G
Net investment income (loss)	1.90%G	2.03%	1.99%	2.26%	2.34%	.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$19,757	$14,238	$18,465	$11,424	$9,264	$5,383
Portfolio turnover rate	11%G	8%	19%	16%	3%	4%H

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.24	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.099	.209	.204	.227	.224	.015
Net realized and unrealized gain (loss)	(.040)	(.283)	.594	.050	.428	(.530)
Total from investment operations	.059	(.074)	.798	.277	.652	(.515)
Distributions from net investment income	(.099)	(.209)	(.208)	(.227)	(.222)	(.015)
Distributions from net realized gain	–	(.017)	–	–	–	–
Total distributions	(.099)	(.226)	(.208)	(.227)	(.222)	(.015)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$10.20	$10.24	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E	.57%	(.68)%	8.11%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%G
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.37%G
Net investment income (loss)	1.91%G	2.03%	1.99%	2.26%	2.33%	.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$14,164	$11,649	$15,112	$7,913	$5,374	$2,380
Portfolio turnover rate	11%G	8%	19%	16%	3%	4%H

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2017

% of fund's net assets
Illinois	17.6
California	11.2
Florida	9.5
Arizona	9.3
Massachusetts	7.4

Top Five Sectors as of December 31, 2017

% of fund's net assets
Health Care	30.5
Transportation	26.0
General Obligations	17.7
Education	13.7
Special Tax	5.8

Quality Diversification (% of fund's net assets)

As of December 31, 2017
AA,A	78.6%
BBB	14.2%
BB and Below	1.8%
Not Rated	3.3%
Short-Term Investments and Net Other Assets	2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2025 Fund

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Arizona - 9.3%
Glendale Gen. Oblig. Series 2017, 5% 7/1/25	250,000	298,503
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	89,322
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$297,740
Series 2017 B, 5% 7/1/25	250,000	302,925
Tucson Wtr. Rev. Series 2017, 5% 7/1/25	250,000	302,345

TOTAL ARIZONA		1,290,835

California - 11.2%
California Muni. Fin. Auth. Rev. Series 2017 A, 5% 7/1/25	410,000	487,047
Los Angeles Dept. Arpt. Rev. Series 2017 B, 5% 5/15/25 (a)	115,000	136,613
Port of Oakland Rev. Series 2017 D, 5% 11/1/25 (a)	250,000	301,073
Poway Unified School District Series 2009, 0% 8/1/25	40,000	33,385
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	250,000	298,503
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	250,000	290,988

TOTAL CALIFORNIA		1,547,609

Connecticut - 4.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp., Ct Proj.) Series F, 4% 7/1/25	110,000	116,613
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	476,384
9 Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	10,000	11,789

TOTAL CONNECTICUT		604,786

District Of Columbia - 2.2%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	300,418
Florida - 9.5%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	598,379
Broward County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/25	20,000	23,774
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/25	250,000	297,360
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	47,791
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	234,022
Tampa Hosp. Rev. ( H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	117,662

TOTAL FLORIDA		1,318,988

Idaho - 0.6%
Idaho Health Facilities Auth. Rev. Series 2015 ID, 5% 12/1/25	65,000	77,804
Illinois - 17.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	117,847
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	291,303
Cook County Forest Preservation District Series 2012 B, 5% 12/15/24	150,000	160,728
Grundy & Will Cntys Cmnty. Series 2017, 5% 2/1/25	230,000	270,508
Illinois Fin. Auth. Rev.:
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	239,908
(Presence Health Proj.) Series 2016 C, 5% 2/15/25	200,000	228,900
Series 2017 A, 5% 1/1/25	80,000	91,074
Illinois Gen. Oblig. Series 2013, 5.5% 7/1/25	200,000	220,678
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	151,526
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	140,000	107,400
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	220,000	252,978
Will County Cmnty. Unit School District #365-U Series 2012, 0% 11/1/25	375,000	300,255

TOTAL ILLINOIS		2,433,105

Indiana - 1.7%
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A, 5% 11/1/25	200,000	239,268
Louisiana - 0.9%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	117,776
Maine - 4.6%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 7/1/25	465,000	518,117
Series 2017 B, 4% 7/1/25	100,000	111,423

TOTAL MAINE		629,540

Maryland - 3.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	178,872
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 2.5% 11/1/24	250,000	250,745

TOTAL MARYLAND		429,617

Massachusetts - 7.4%
Massachusetts Dev. Fin. Agcy. Rev. (Lawrence Gen. Hosp. MA. Proj.) Series 2017, 5% 7/1/25	130,000	147,241
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	286,223
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	500,000	592,825

TOTAL MASSACHUSETTS		1,026,289

Michigan - 2.0%
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	281,738
Missouri - 3.9%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	200,000	238,650
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	295,093

TOTAL MISSOURI		533,743

New Hampshire - 1.7%
New Hampshire Health & Ed. Facilities Auth. (Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	237,888
New Jersey - 3.7%
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	282,620
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	5,000	5,921
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	17,604
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	175,000	200,993

TOTAL NEW JERSEY		507,138

New York - 1.3%
Dutchess County Local Dev. Corp. Rev. (Health Quest Sys. Proj.) Series 2016 A, 5% 7/1/25	30,000	35,706
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2015 FF, 5% 6/15/25	25,000	30,418
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/25	100,000	115,145

TOTAL NEW YORK		181,269

Ohio - 3.7%
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	164,843
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	235,924
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	115,339

TOTAL OHIO		516,106

Oregon - 1.7%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25 (b)	200,000	206,176
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/25	25,000	30,321

TOTAL OREGON		236,497

Pennsylvania - 0.5%
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	35,000	40,946
Philadelphia School District Series 2015 A, 5% 9/1/25	20,000	23,029

TOTAL PENNSYLVANIA		63,975

South Dakota - 2.6%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/25	300,000	359,916
Tennessee - 0.1%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016, 5% 9/1/25	15,000	17,452
Texas - 2.1%
Dallas County Util. and Reclamation District Series 2016, 5% 2/15/25	250,000	295,875
Virginia - 0.2%
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/25	25,000	30,189
Wisconsin - 1.9%
Wisconsin Health & Edl. Facilities Series 2017 A:
5% 4/1/25	125,000	149,006
5% 9/1/25	100,000	115,519

TOTAL WISCONSIN		264,525

TOTAL MUNICIPAL BONDS
(Cost $13,550,674)		13,542,346
TOTAL INVESTMENT IN SECURITIES - 97.9%
(Cost $13,550,674)		13,542,346
NET OTHER ASSETS (LIABILITIES) - 2.1%		291,741
NET ASSETS - 100%		$13,834,087

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $206,176 or 1.5% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$895
Total	$895

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	30.5%
Transportation	26.0%
General Obligations	17.7%
Education	13.7%
Special Tax	5.8%
Others* (Individually Less Than 5%)	6.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,550,674)		$13,542,346
Cash		141,008
Receivable for fund shares sold		10,000
Interest receivable		157,347
Other receivables		90
Total assets		13,850,791
Liabilities
Payable for fund shares redeemed	$10,539
Distributions payable	1,124
Accrued management fee	3,391
Transfer agent fee payable	1,129
Distribution and service plan fees payable	521
Total liabilities		16,704
Net Assets		$13,834,087
Net Assets consist of:
Paid in capital		$13,882,642
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		(40,226)
Net unrealized appreciation (depreciation) on investments		(8,328)
Net Assets		$13,834,087
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,509,831 ÷ 251,877 shares)		$9.96
Maximum offering price per share (100/97.25 of $9.96)		$10.24
Municipal Income 2025:
Net Asset Value, offering price and redemption price per share ($8,436,448 ÷ 846,617 shares)		$9.96
Class I:
Net Asset Value, offering price and redemption price per share ($2,887,808 ÷ 289,799 shares)		$9.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2017 (Unaudited)
Investment Income
Interest		$130,496
Income from Fidelity Central Funds		895
Total income		131,391
Expenses
Management fee	$18,633
Transfer agent fees	6,211
Distribution and service plan fees	3,135
Custodian fees and expenses	32
Independent trustees' fees and expenses	22
Total expenses		28,033
Net investment income (loss)		103,358
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(40,076)
Fidelity Central Funds	(150)
Total net realized gain (loss)		(40,226)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	37,899
Fidelity Central Funds	151
Total change in net unrealized appreciation (depreciation)		38,050
Net gain (loss)		(2,176)
Net increase (decrease) in net assets resulting from operations		$101,182

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2017 (Unaudited)	For the period May 25, 2017 (commencement of operations) to June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$103,358	$3,896
Net realized gain (loss)	(40,226)	–
Change in net unrealized appreciation (depreciation)	38,050	(46,378)
Net increase (decrease) in net assets resulting from operations	101,182	(42,482)
Distributions to shareholders from net investment income	(103,400)	(3,855)
Share transactions - net increase (decrease)	3,583,795	10,298,847
Total increase (decrease) in net assets	3,581,577	10,252,510
Net Assets
Beginning of period	10,252,510	–
End of period	$13,834,087	$10,252,510
Other Information
Undistributed net investment income end of period	$–	$41
Distributions in excess of net investment income end of period	$(1)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2025 Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.073	.002
Net realized and unrealized gain (loss)	–C	(.040)
Total from investment operations	.073	(.038)
Distributions from net investment income	(.073)	(.002)
Total distributions	(.073)	(.002)
Net asset value, end of period	$9.96	$9.96
Total ReturnD,E,F	.73%	(.38)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.65%I
Expenses net of fee waivers, if any	.65%I	.65%I
Expenses net of all reductions	.65%I	.62%I
Net investment income (loss)	1.45%I	.20%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,510	$2,489
Portfolio turnover rateJ	76%I	- %K

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.085	.004
Net realized and unrealized gain (loss)	–C	(.040)
Total from investment operations	.085	(.036)
Distributions from net investment income	(.085)	(.004)
Total distributions	(.085)	(.004)
Net asset value, end of period	$9.96	$9.96
Total ReturnD,E	.86%	(.36)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%H	.40%H
Expenses net of fee waivers, if any	.40%H	.40%H
Expenses net of all reductions	.40%H	.37%H
Net investment income (loss)	1.70%H	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,436	$5,273
Portfolio turnover rateI	76%H	- %J

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.086	.004
Net realized and unrealized gain (loss)	(.001)	(.040)
Total from investment operations	.085	(.036)
Distributions from net investment income	(.085)	(.004)
Total distributions	(.085)	(.004)
Net asset value, end of period	$9.96	$9.96
Total ReturnC,D	.86%	(.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%G
Expenses net of fee waivers, if any	.40%G	.40%G
Expenses net of all reductions	.40%G	.37%G
Net investment income (loss)	1.70%G	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,888	$2,490
Portfolio turnover rateH	76%G	- %I

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2017

1. Organization.

Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Class I, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2019 Fund	$105,646,006	$367,764	$(495,686)	$(127,922)
Fidelity Municipal Income 2021 Fund	66,058,062	1,265,837	(318,459)	947,378
Fidelity Municipal Income 2023 Fund	34,578,489	725,583	(191,533)	534,050
Fidelity Municipal Income 2025 Fund	13,550,674	45,351	(53,679)	(8,328)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2016 to June 30, 2017. Loss deferrals were as follows:

Capital losses
Fidelity Municipal Income 2021 Fund	(54,805)
Fidelity Municipal Income 2023 Fund	(6,871)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2019 Fund	1,494,919	4,095,593
Fidelity Municipal Income 2021 Fund	4,455,672	2,983,446
Fidelity Municipal Income 2023 Fund	8,954,418	1,946,923
Fidelity Municipal Income 2025 Fund	9,960,345	4,563,791

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2019 Fund
Class A	.25%	$12,394	$597
Fidelity Municipal Income 2021 Fund
Class A	.25%	$12,756	$789
Fidelity Municipal Income 2023 Fund
Class A	.25%	$3,583	$199
Fidelity Municipal Income 2025 Fund
Class A	.25%	$3,135	$3,135

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2021 Fund
Class A	$13
Fidelity Municipal Income 2023 Fund
Class A	$20

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2019 Fund
Class A	$4,958
Municipal Income 2019	36,929
Class I	14,233
$56,120
Fidelity Municipal Income 2021 Fund
Class A	$5,102
Municipal Income 2021	19,817
Class I	10,479
$35,398
Fidelity Municipal Income 2023 Fund
Class A	$1,433
Municipal Income 2023	9,328
Class I	6,661
$17,422
Fidelity Municipal Income 2025 Fund
Class A	$1,254
Municipal Income 2025	3,666
Class I	1,291
$6,211

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2019 Fund	$166
Fidelity Municipal Income 2021 Fund	102
Fidelity Municipal Income 2023 Fund	46

During the period, the Funds did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Municipal Income 2019 Fund	$446
Fidelity Municipal Income 2021 Fund	316
Fidelity Municipal Income 2023 Fund	168

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2017	Year ended June 30, 2017(a)
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$51,665	$96,630
Municipal Income 2019	477,390	825,938
Class I	184,061	342,504
Total	$713,116	$1,265,072
From net realized gain
Class A	$6,266	$9,151
Municipal Income 2019	48,674	59,715
Class I	18,656	28,029
Total	$73,596	$96,895
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$85,445	$210,092
Municipal Income 2021	379,790	674,716
Class I	200,915	368,207
Total	$666,150	$1,253,015
From net realized gain
Class A	$–	$25,929
Municipal Income 2021	–	69,946
Class I	–	37,846
Total	$–	$133,721
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$24,068	$84,999
Municipal Income 2023	178,918	320,565
Class I	128,077	269,768
Total	$331,063	$675,332
From net realized gain
Class A	$–	$8,773
Municipal Income 2023	–	30,027
Class I	–	24,464
Total	$–	$63,264
Fidelity Municipal Income 2025 Fund
From net investment income
Class A	$18,269	$469
Municipal Income 2025	63,052	2,301
Class I	22,079	1,085
Total	$103,400	$3,855

 (a) For the period May 25, 2017 (commencement of operations) to June 30, 2017 for Fidelity Municipal Income 2025 Fund.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2017	Year ended June 30, 2017(a)	Six months ended December 31, 2017	Year ended June 30, 2017(a)
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	194,101	402,072	$2,068,003	$4,303,479
Reinvestment of distributions	5,420	9,054	57,603	96,533
Shares redeemed	(275,535)	(94,746)	(2,928,765)	(1,006,962)
Net increase (decrease)	(76,014)	316,380	$(803,159)	$3,393,050
Municipal Income 2019
Shares sold	1,286,161	3,833,041	$13,678,216	$40,776,632
Reinvestment of distributions	38,866	64,132	413,018	684,075
Shares redeemed	(1,961,989)	(1,797,750)	(20,837,358)	(19,133,829)
Net increase (decrease)	(636,962)	2,099,423	$(6,746,124)	$22,326,878
Class I
Shares sold	446,744	1,535,890	$4,757,126	$16,347,364
Reinvestment of distributions	16,291	29,510	173,106	314,973
Shares redeemed	(373,459)	(1,592,770)	(3,967,591)	(16,983,607)
Net increase (decrease)	89,576	(27,370)	$962,641	$(321,270)
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	23,876	345,196	$260,589	$3,822,007
Reinvestment of distributions	7,786	20,663	85,068	226,525
Shares redeemed	(356,031)	(352,246)	(3,883,075)	(3,875,271)
Net increase (decrease)	(324,369)	13,613	$(3,537,418)	$173,261
Municipal Income 2021
Shares sold	535,566	1,342,023	$5,863,395	$14,684,956
Reinvestment of distributions	26,876	48,142	293,446	527,637
Shares redeemed	(578,960)	(1,177,613)	(6,279,808)	(12,816,044)
Net increase (decrease)	(16,518)	212,552	$(122,967)	$2,396,549
Class I
Shares sold	398,363	928,880	$4,363,259	$10,121,496
Reinvestment of distributions	15,098	30,399	164,849	333,167
Shares redeemed	(194,420)	(887,909)	(2,125,377)	(9,635,800)
Net increase (decrease)	219,041	71,370	$2,402,731	$818,863
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	14,220	121,079	$147,104	$1,256,276
Reinvestment of distributions	2,210	8,312	22,730	85,060
Shares redeemed	(107,083)	(276,417)	(1,102,794)	(2,809,864)
Net increase (decrease)	(90,653)	(147,026)	$(932,960)	$(1,468,528)
Municipal Income 2023
Shares sold	835,037	464,589	$8,610,336	$4,737,860
Reinvestment of distributions	13,150	20,881	135,038	213,829
Shares redeemed	(301,065)	(847,129)	(3,084,651)	(8,527,832)
Net increase (decrease)	547,122	(361,659)	$5,660,723	$(3,576,143)
Class I
Shares sold	372,137	422,516	$3,839,735	$4,295,831
Reinvestment of distributions	9,898	21,843	101,706	223,818
Shares redeemed	(130,544)	(740,670)	(1,344,185)	(7,477,440)
Net increase (decrease)	251,491	(296,311)	$2,597,256	$(2,957,791)
Fidelity Municipal Income 2025 Fund
Class A
Shares sold	–	250,000	$–	$2,500,000
Reinvestment of distributions	1,830	47	18,269	469
Net increase (decrease)	1,830	250,047	$18,269	$2,500,469
Municipal Income 2025
Shares sold	315,285	529,458	$3,152,837	$5,295,000
Reinvestment of distributions	5,850	230	58,389	2,293
Shares redeemed	(4,206)	–	(42,061)	–
Net increase (decrease)	316,929	529,688	$3,169,165	$5,297,293
Class I
Shares sold	37,544	250,000	$374,941	$2,500,000
Reinvestment of distributions	2,212	109	22,079	1,085
Shares redeemed	(66)	–	(659)	–
Net increase (decrease)	39,690	250,109	$396,361	$2,501,085

 (a) For the period May 25, 2017 (commencement of operations) to June 30, 2017 for Fidelity Municipal Income 2025 Fund.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2025 Fund	73%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period-B July 1, 2017 to December 31, 2017
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$1,000.00	$999.30	$3.28
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Municipal Income 2019	.40%
Actual		$1,000.00	$1,000.50	$2.02
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,000.50	$2.02
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$1,000.00	$996.40	$3.27
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Municipal Income 2021	.40%
Actual		$1,000.00	$997.60	$2.01
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$997.60	$2.01
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$1,000.00	$1,003.50	$3.28
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Municipal Income 2023	.40%
Actual		$1,000.00	$1,005.70	$2.02
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,005.70	$2.02
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2025 Fund
Class A	.65%
Actual		$1,000.00	$1,007.30	$3.29
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Municipal Income 2025	.40%
Actual		$1,000.00	$1,008.60	$2.03
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,008.60	$2.03
Hypothetical-C		$1,000.00	$1,023.19	$2.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Fidelity Municipal Income 2023 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

ADMI-SANN-0218
1.926290.106

Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2019 Fund
Fidelity® Municipal Income 2021 Fund
Fidelity® Municipal Income 2023 Fund
Fidelity® Municipal Income 2025 Fund

Semi-Annual Report

December 31, 2017

Contents

Fidelity® Municipal Income 2019 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2021 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2023 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2025 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Municipal Income 2019 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2017

% of fund's net assets
New York	19.6
Florida	14.8
Pennsylvania	11.0
New Jersey	9.5
Michigan	7.5

Top Five Sectors as of December 31, 2017

% of fund's net assets
General Obligations	38.1
Transportation	22.6
Health Care	12.2
Education	7.1
Escrowed/Pre-Refunded	6.6

Quality Diversification (% of fund's net assets)

As of December 31, 2017
AAA	3.4%
AA,A	80.8%
BBB	10.9%
BB and Below	0.4%
Not Rated	4.3%
Short-Term Investments and Net Other Assets	0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2019 Fund

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.8%
	Principal Amount	Value
Arizona - 5.2%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.):
Series 2012 B, 5% 6/1/19	$270,000	$282,560
Series 2015 A, 5% 6/1/19	1,000,000	1,046,520
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	366,496
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,034,100
Series 2017, 5% 7/1/18	475,000	483,113
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	675,986
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	630,642
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	450,000	481,878
Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	524,395

TOTAL ARIZONA		5,525,690

California - 2.6%
California Health Facilities Fing. Auth. Rev. Series 2011 A, 5% 3/1/19	615,000	638,438
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	518,840
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	352,263
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (a)	1,000,000	1,038,820
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	228,613

TOTAL CALIFORNIA		2,776,974

Connecticut - 2.9%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp. Proj.) Series 2011 F, 5% 7/1/19	1,825,000	1,910,447
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/19	500,000	524,550
Series 2012 J, 4% 7/1/19	450,000	463,118
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/19 (a)	200,000	208,824

TOTAL CONNECTICUT		3,106,939

Florida - 14.8%
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/19	3,040,000	3,186,498
Series 2012 A, 5% 7/1/19	1,000,000	1,048,190
Series 2015 A, 5% 7/1/19	500,000	524,095
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	303,117
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	524,095
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	525,615
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	981,619
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	465,251
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,144,726
Hillsborough County School Board Ctfs. of Prtn.:
Series 2016, 5% 7/1/19	650,000	681,616
Series 2017 A, 5% 7/1/19	500,000	524,320
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013, 5% 7/1/19	315,000	330,274
Series 2014 B, 5% 7/1/19	250,000	262,123
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	1,525,000	1,593,107
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,440,000	1,500,350
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,049,710
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	528,230
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	255,000	269,578
5% 10/1/19 (Escrowed to Maturity)	245,000	259,225

TOTAL FLORIDA		15,701,739

Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	206,710
Illinois - 2.9%
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	350,000	365,141
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,025,970
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/19	600,000	621,702
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,043,240

TOTAL ILLINOIS		3,056,053

Indiana - 2.2%
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/19 (a)	1,950,000	2,013,785
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	262,540

TOTAL INDIANA		2,276,325

Iowa - 0.8%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19 (Escrowed to Maturity)	870,000	899,380
Louisiana - 1.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,044,660
Louisiana Pub. Facilities Auth. (Ochsner Clinic Foundation Proj.) Series 2017, 4% 5/15/19	225,000	231,525
Louisiana Pub. Facilities Auth. Rev. Series 2009 A, 5% 7/1/19	250,000	261,895

TOTAL LOUISIANA		1,538,080

Maryland - 1.8%
Maryland Health & Higher Edl. Facilities Auth. Rev. 5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	800,000	839,640
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,045,380

TOTAL MARYLAND		1,885,020

Massachusetts - 1.1%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2015 O2, 5% 7/1/19	505,000	529,796
Series 2016, 5% 7/1/19	575,000	598,972

TOTAL MASSACHUSETTS		1,128,768

Michigan - 7.5%
Ann Arbor Pub. School District Series 2015, 5% 5/1/19	1,200,000	1,253,520
Brandon School District Series 2016 A, 4% 5/1/19	1,000,000	1,029,780
Chippewa Valley Schools Series 2016 A, 5% 5/1/19	675,000	704,835
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/19	1,000,000	1,043,390
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	783,150
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	1,335,000	1,391,310
Royal Oak City School District 5% 5/1/19	700,000	731,220
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,043,800

TOTAL MICHIGAN		7,981,005

Minnesota - 0.8%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	811,227
Missouri - 0.2%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	259,208
Nevada - 0.2%
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	175,000	173,420
New Jersey - 9.5%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,781,396
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	109,138
Series 2014 PP, 5% 6/15/19	3,630,000	3,764,201
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	632,782
New Jersey Edl. Facility:
(Ramapo College, Proj.) Series 2017 A, 3% 7/1/19 (FSA Insured)	325,000	330,772
(Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/19	305,000	319,512
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/19	500,000	524,170
Series 2016 A, 5% 7/1/19	140,000	145,774
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	315,897
Series 2012 AA, 5% 6/15/19	2,000,000	2,073,940

TOTAL NEW JERSEY		9,997,582

New Mexico - 0.6%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	629,916
New York - 19.6%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	287,502
City of Auburn Gen. Oblig. Rfdg. Bonds Series 2016, 3% 6/1/19	1,135,000	1,155,317
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	257,363
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1:
5% 7/15/19	410,000	430,836
5% 7/15/19 (Escrowed to Maturity)	590,000	620,261
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,053,690
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	275,743
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	13,650,000	14,236,805
Series II, 4% 5/1/19	1,000,000	1,029,920
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,038,820
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	367,133

TOTAL NEW YORK		20,753,390

North Carolina - 0.6%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/19 (a)	155,000	162,587
Series 2017 C, 4% 7/1/19	425,000	440,194

TOTAL NORTH CAROLINA		602,781

Ohio - 1.4%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/19	600,000	627,828
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	858,025

TOTAL OHIO		1,485,853

Oklahoma - 1.5%
Payne County Independent School District # 16:
Series 2017 A, 3% 6/1/19	380,000	387,444
Series 2017 B, 3% 6/1/19	1,195,000	1,218,410

TOTAL OKLAHOMA		1,605,854

Oregon - 1.0%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,033,650
Pennsylvania - 11.0%
Butler County Hosp. Auth. Hosp. Rev. (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700,000	1,837,853
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	104,521
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	405,476
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Catholic Health Initiatives Proj.) Series 2009 A, 5.125% 6/1/33 (Pre-Refunded to 6/1/19 @ 100)	180,000	189,023
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	685,399
Series 2009, 5% 7/1/19	5,000,000	5,244,750
Pennsylvania Higher Edl. Facilities Auth. Rev. (PA St Sys. of Higher Ed. Proj.) Series 2012, 5% 6/15/19	425,000	445,812
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	104,758
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,049,100
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	835,616
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	700,358

TOTAL PENNSYLVANIA		11,602,666

Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/19	620,000	642,977
Texas - 5.0%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	1,860,000	1,953,577
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,805,000	2,814,313
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	526,780

TOTAL TEXAS		5,294,670

Utah - 2.0%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012, 5% 4/1/19	2,015,000	2,095,721
Virginia - 0.9%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	501,615
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	502,460

TOTAL VIRGINIA		1,004,075

Washington - 0.2%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/19	125,000	129,328
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	113,764

TOTAL WASHINGTON		243,092

West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	505,000	503,576
Wisconsin - 0.7%
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	675,000	695,743
TOTAL MUNICIPAL BONDS
(Cost $105,646,006)		105,518,084
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $105,646,006)		105,518,084
NET OTHER ASSETS (LIABILITIES) - 0.2%		253,086
NET ASSETS - 100%		$105,771,170

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	38.1%
Transportation	22.6%
Health Care	12.2%
Education	7.1%
Escrowed/Pre-Refunded	6.6%
Electric Utilities	5.7%
Special Tax	5.4%
Others* (Individually Less Than 5%)	2.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $105,646,006)		$105,518,084
Cash		241,094
Receivable for fund shares sold		3,004
Interest receivable		1,732,356
Other receivables		143
Total assets		107,494,681
Liabilities
Payable for fund shares redeemed	$1,663,658
Distributions payable	21,357
Accrued management fee	27,424
Distribution and service plan fees payable	1,930
Other affiliated payables	9,142
Total liabilities		1,723,511
Net Assets		$105,771,170
Net Assets consist of:
Paid in capital		$105,886,101
Undistributed net investment income		16,722
Accumulated undistributed net realized gain (loss) on investments		(3,731)
Net unrealized appreciation (depreciation) on investments		(127,922)
Net Assets		$105,771,170
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,930,907 ÷ 845,748 shares)		$10.56
Maximum offering price per share (100/97.25 of $10.56)		$10.86
Municipal Income 2019:
Net Asset Value, offering price and redemption price per share ($68,855,831 ÷ 6,520,775 shares)		$10.56
Class I:
Net Asset Value, offering price and redemption price per share ($27,984,432 ÷ 2,650,204 shares)		$10.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2017 (Unaudited)
Investment Income
Interest		$949,895
Expenses
Management fee	$168,360
Transfer agent fees	56,120
Distribution and service plan fees	12,394
Independent trustees' fees and expenses	208
Miscellaneous	166
Total expenses before reductions	237,248
Expense reductions	(446)	236,802
Net investment income (loss)		713,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		12,768
Total net realized gain (loss)		12,768
Change in net unrealized appreciation (depreciation) on investment securities		(702,180)
Net gain (loss)		(689,412)
Net increase (decrease) in net assets resulting from operations		$23,681

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$713,093	$1,264,859
Net realized gain (loss)	12,768	147,933
Change in net unrealized appreciation (depreciation)	(702,180)	(1,415,063)
Net increase (decrease) in net assets resulting from operations	23,681	(2,271)
Distributions to shareholders from net investment income	(713,116)	(1,265,072)
Distributions to shareholders from net realized gain	(73,596)	(96,895)
Total distributions	(786,712)	(1,361,967)
Share transactions - net increase (decrease)	(6,586,642)	25,398,658
Redemption fees	–	77
Total increase (decrease) in net assets	(7,349,673)	24,034,497
Net Assets
Beginning of period	113,120,843	89,086,346
End of period	$105,771,170	$113,120,843
Other Information
Undistributed net investment income end of period	$16,722	$16,745

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2019 Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.80	$10.69	$10.74	$10.50	$10.67
Income from Investment Operations
Net investment income (loss)A	.055	.123	.144	.157	.181	.199
Net realized and unrealized gain (loss)	(.063)	(.156)	.122	(.052)	.242	(.170)
Total from investment operations	(.008)	(.033)	.266	.105	.423	.029
Distributions from net investment income	(.055)	(.125)	(.144)	(.155)	(.183)	(.199)
Distributions from net realized gain	(.007)	(.012)	(.012)	–	–	–
Total distributions	(.062)	(.137)	(.156)	(.155)	(.183)	(.199)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.63	$10.80	$10.69	$10.74	$10.50
Total ReturnC,D,E	(.07)%	(.31)%	2.51%	.98%	4.06%	.24%
Ratios to Average Net AssetsF
Expenses before reductions	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.64%G	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.03%G	1.16%	1.34%	1.46%	1.71%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$8,931	$9,800	$6,536	$7,522	$6,830	$8,173
Portfolio turnover rate	3%G	13%	5%	8%	2%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2019 Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.80	$10.69	$10.74	$10.50	$10.67
Income from Investment Operations
Net investment income (loss)A	.069	.150	.171	.184	.207	.226
Net realized and unrealized gain (loss)	(.063)	(.157)	.122	(.052)	.242	(.170)
Total from investment operations	.006	(.007)	.293	.132	.449	.056
Distributions from net investment income	(.069)	(.151)	(.171)	(.182)	(.209)	(.226)
Distributions from net realized gain	(.007)	(.012)	(.012)	–	–	–
Total distributions	(.076)	(.163)	(.183)	(.182)	(.209)	(.226)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.63	$10.80	$10.69	$10.74	$10.50
Total ReturnC,D	.05%	(.06)%	2.77%	1.24%	4.32%	.49%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.28%F	1.41%	1.59%	1.71%	1.96%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$68,856	$76,098	$54,610	$44,331	$36,135	$20,787
Portfolio turnover rate	3%F	13%	5%	8%	2%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2019 Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.80	$10.69	$10.74	$10.50	$10.67
Income from Investment Operations
Net investment income (loss)A	.069	.150	.170	.184	.207	.226
Net realized and unrealized gain (loss)	(.063)	(.157)	.123	(.052)	.242	(.170)
Total from investment operations	.006	(.007)	.293	.132	.449	.056
Distributions from net investment income	(.069)	(.151)	(.171)	(.182)	(.209)	(.226)
Distributions from net realized gain	(.007)	(.012)	(.012)	–	–	–
Total distributions	(.076)	(.163)	(.183)	(.182)	(.209)	(.226)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.63	$10.80	$10.69	$10.74	$10.50
Total ReturnC,D	.05%	(.06)%	2.77%	1.24%	4.32%	.49%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.28%F	1.41%	1.59%	1.71%	1.96%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$27,984	$27,223	$27,941	$19,985	$13,589	$6,899
Portfolio turnover rate	3%F	13%	5%	8%	2%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2017

% of fund's net assets
New Jersey	12.6
Florida	10.7
Michigan	10.0
Texas	7.4
Illinois	6.9

Top Five Sectors as of December 31, 2017

% of fund's net assets
General Obligations	34.7
Health Care	18.3
Transportation	17.2
Education	7.8
Water & Sewer	6.9

Quality Diversification (% of fund's net assets)

As of December 31, 2017
AAA	2.8%
AA,A	78.8%
BBB	14.6%
BB and Below	1.1%
Not Rated	4.8%
Short-Term Investments and Net Other Assets*	(2.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2021 Fund

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 102.1%
	Principal Amount	Value
Alabama - 2.5%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,089,570
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	539,960

TOTAL ALABAMA		1,629,530

Arizona - 6.5%
Glendale Gen. Oblig. Series 2017, 5% 7/1/21	250,000	276,618
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,103,260
Pima County Gen. Oblig. Series 2016, 3% 7/1/21	500,000	522,135
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	652,226
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	332,481
Tucson Wtr. Rev. Series 2017, 5% 7/1/21	500,000	555,030
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	273,641
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	554,275

TOTAL ARIZONA		4,269,666

California - 4.9%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	550,855
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	550,075
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	279,228
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	225,000	249,521
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$112,276
Series 2011 C, 5% 5/1/21 (a)	500,000	551,105
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	656,418
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	279,348

TOTAL CALIFORNIA		3,228,826

Colorado - 0.6%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	388,483
Connecticut - 0.8%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	545,180
District Of Columbia - 0.8%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/21	500,000	553,595
Florida - 10.7%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	553,955
Series 2015 A, 5% 7/1/21	500,000	553,955
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	469,795
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	834,705
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	832,545
Series 2012 A, 5% 7/1/21	500,000	555,030
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/21	615,000	680,479
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,098,430
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,107,910
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	360,516

TOTAL FLORIDA		7,047,320

Georgia - 3.4%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,094,100
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	273,910
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	748,409
Series 2011 B, 5% 1/1/21	85,000	92,195

TOTAL GEORGIA		2,208,614

Hawaii - 0.6%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	416,273
Illinois - 6.9%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	435,808
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	218,992
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	581,249
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/21	1,000,000	1,076,040
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	526,215
Series 2013, 5% 7/1/21	510,000	539,259
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,090,980
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	55,181

TOTAL ILLINOIS		4,523,724

Indiana - 2.3%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	218,514
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/21 (a)	500,000	545,520
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	275,820
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	334,098
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	100,000	109,523

TOTAL INDIANA		1,483,475

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	106,997
Massachusetts - 1.4%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	273,598
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	222,300
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	431,059

TOTAL MASSACHUSETTS		926,957

Michigan - 10.0%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,102,210
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,102,210
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	548,215
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	223,810
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	555,005
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,105,750
Series 2015 D1, 5% 7/1/21	500,000	544,375
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	331,734
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	242,110
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	826,658

TOTAL MICHIGAN		6,582,077

Minnesota - 1.2%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	400,000	425,184
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	345,574

TOTAL MINNESOTA		770,758

Nevada - 5.5%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (a)	2,725,000	2,987,027
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	277,225
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	329,817

TOTAL NEVADA		3,594,069

New Jersey - 12.6%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	761,338
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	706,362
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	911,690
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	353,207
Series 2015 XX:
5% 6/15/21	1,000,000	1,075,270
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	1,007,129
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	594,416
Series 2013 A, 5% 7/1/21	100,000	109,935
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	540,421
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,106,910
Series 2017 A, 5% 7/1/21	170,000	187,262
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	105,275
Series 2011 B, 5% 6/15/21	750,000	807,990

TOTAL NEW JERSEY		8,267,205

New York - 6.1%
Monroe County Indl. Dev. Corp. (Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/21	325,000	361,121
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	547,545
New York City Gen. Oblig. Series 2014 B, 5% 8/1/21	1,700,000	1,891,403
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	645,990
Series 2014, 5% 7/1/21	325,000	360,653
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	221,654

TOTAL NEW YORK		4,028,366

North Carolina - 1.7%
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,102,950
Ohio - 1.7%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,103,650
Oregon - 1.5%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/21 (b)	230,000	238,729
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	716,658

TOTAL OREGON		955,387

Pennsylvania - 5.1%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	410,225
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	723,309
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	544,590
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/21	1,000,000	1,102,190
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	553,400

TOTAL PENNSYLVANIA		3,333,714

Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	360,536
South Carolina - 1.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	771,470
South Dakota - 0.4%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	282,721
Tennessee - 0.8%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	527,055
Texas - 7.4%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	276,905
5% 7/15/21	750,000	830,715
Dallas County Gen. Oblig. Series 2016 5% 8/15/21	1,000,000	1,113,400
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	275,548
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	427,396
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	554,355
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	557,211
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	77,599
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	221,784
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	551,450

TOTAL TEXAS		4,886,363

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	119,986
Washington - 1.8%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	262,805
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	737,282
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	187,760

TOTAL WASHINGTON		1,187,847

Wisconsin - 2.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,108,900
Wisconsin Health & Edl. Facilities:
( Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	109,655
Series 2014, 5% 5/1/21	540,000	584,091

TOTAL WISCONSIN		1,802,646

TOTAL MUNICIPAL BONDS
(Cost $66,058,062)		67,005,440
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $66,058,062)		67,005,440
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(1,394,285)
NET ASSETS - 100%		$65,611,155

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $238,729 or 0.4% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	34.7%
Health Care	18.3%
Transportation	17.2%
Education	7.8%
Water & Sewer	6.9%
Special Tax	6.6%
Electric Utilities	5.2%
Others* (Individually Less Than 5%)	3.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $66,058,062)		$67,005,440
Receivable for fund shares sold		100,770
Interest receivable		1,031,031
Other receivables		104
Total assets		68,137,345
Liabilities
Payable to custodian bank	$832,581
Payable for fund shares redeemed	1,648,004
Distributions payable	20,915
Accrued management fee	17,203
Distribution and service plan fees payable	1,755
Other affiliated payables	5,732
Total liabilities		2,526,190
Net Assets		$65,611,155
Net Assets consist of:
Paid in capital		$64,645,474
Distributions in excess of net investment income		(88)
Accumulated undistributed net realized gain (loss) on investments		18,391
Net unrealized appreciation (depreciation) on investments		947,378
Net Assets		$65,611,155
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,148,427 ÷ 754,277 shares)		$10.80
Maximum offering price per share (100/97.25 of $10.80)		$11.11
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($36,200,185 ÷ 3,351,039 shares)		$10.80
Class I:
Net Asset Value, offering price and redemption price per share ($21,262,543 ÷ 1,968,300 shares)		$10.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2017 (Unaudited)
Investment Income
Interest		$820,327
Expenses
Management fee	$106,195
Transfer agent fees	35,398
Distribution and service plan fees	12,756
Independent trustees' fees and expenses	130
Miscellaneous	102
Total expenses before reductions	154,581
Expense reductions	(316)	154,265
Net investment income (loss)		666,062
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		73,196
Total net realized gain (loss)		73,196
Change in net unrealized appreciation (depreciation) on investment securities		(923,437)
Net gain (loss)		(850,241)
Net increase (decrease) in net assets resulting from operations		$(184,179)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$666,062	$1,253,000
Net realized gain (loss)	73,196	5,107
Change in net unrealized appreciation (depreciation)	(923,437)	(1,523,908)
Net increase (decrease) in net assets resulting from operations	(184,179)	(265,801)
Distributions to shareholders from net investment income	(666,150)	(1,253,015)
Distributions to shareholders from net realized gain	–	(133,721)
Total distributions	(666,150)	(1,386,736)
Share transactions - net increase (decrease)	(1,257,654)	3,388,673
Redemption fees	–	74
Total increase (decrease) in net assets	(2,107,983)	1,736,210
Net Assets
Beginning of period	67,719,138	65,982,928
End of period	$65,611,155	$67,719,138
Other Information
Distributions in excess of net investment income end of period	$(88)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2021 Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$11.19	$10.83	$10.86	$10.57	$10.84
Income from Investment Operations
Net investment income (loss)A	.092	.188	.204	.221	.240	.242
Net realized and unrealized gain (loss)	(.131)	(.238)	.376	(.016)	.324	(.250)
Total from investment operations	(.039)	(.050)	.580	.205	.564	(.008)
Distributions from net investment income	(.091)	(.188)	(.205)	(.221)	(.240)	(.242)
Distributions from net realized gain	–	(.022)	(.015)	(.014)	(.034)	(.020)
Total distributions	(.091)	(.210)	(.220)	(.235)	(.274)	(.262)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.80	$10.93	$11.19	$10.83	$10.86	$10.57
Total ReturnC,D,E	(.36)%	(.44)%	5.40%	1.89%	5.44%	(.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%G	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.64%G	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.66%G	1.71%	1.85%	2.02%	2.26%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$8,148	$11,790	$11,915	$10,191	$9,189	$8,664
Portfolio turnover rate	9%G	14%	4%	5%	6%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$11.19	$10.83	$10.86	$10.57	$10.84
Income from Investment Operations
Net investment income (loss)A	.105	.215	.231	.248	.266	.269
Net realized and unrealized gain (loss)	(.130)	(.238)	.376	(.016)	.325	(.250)
Total from investment operations	(.025)	(.023)	.607	.232	.591	.019
Distributions from net investment income	(.105)	(.215)	(.232)	(.248)	(.267)	(.269)
Distributions from net realized gain	–	(.022)	(.015)	(.014)	(.034)	(.020)
Total distributions	(.105)	(.237)	(.247)	(.262)	(.301)	(.289)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.80	$10.93	$11.19	$10.83	$10.86	$10.57
Total ReturnC,D	(.24)%	(.19)%	5.67%	2.14%	5.70%	.10%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.90%F	1.96%	2.10%	2.27%	2.51%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$36,200	$36,809	$35,297	$24,594	$23,718	$20,604
Portfolio turnover rate	9%F	14%	4%	5%	6%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$11.19	$10.83	$10.86	$10.57	$10.84
Income from Investment Operations
Net investment income (loss)A	.105	.215	.231	.247	.266	.269
Net realized and unrealized gain (loss)	(.130)	(.238)	.376	(.015)	.325	(.250)
Total from investment operations	(.025)	(.023)	.607	.232	.591	.019
Distributions from net investment income	(.105)	(.215)	(.232)	(.248)	(.267)	(.269)
Distributions from net realized gain	–	(.022)	(.015)	(.014)	(.034)	(.020)
Total distributions	(.105)	(.237)	(.247)	(.262)	(.301)	(.289)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.80	$10.93	$11.19	$10.83	$10.86	$10.57
Total ReturnC,D	(.24)%	(.19)%	5.67%	2.14%	5.70%	.10%
Ratios to Average Net AssetsE
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.90%F	1.96%	2.10%	2.27%	2.51%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$21,263	$19,120	$18,771	$15,758	$10,103	$7,161
Portfolio turnover rate	9%F	14%	4%	5%	6%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2017

% of fund's net assets
Illinois	17.3
Arizona	7.9
Florida	7.6
New Jersey	5.6
New York	4.9

Top Five Sectors as of December 31, 2017

% of fund's net assets
General Obligations	38.4
Transportation	18.6
Health Care	18.2
Electric Utilities	6.0
Water & Sewer	4.5

Quality Diversification (% of fund's net assets)

As of December 31, 2017
AAA	3.1%
AA,A	79.5%
BBB	12.0%
BB and Below	1.1%
Not Rated	0.9%
Short-Term Investments and Net Other Assets	3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Alabama - 4.7%
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$571,085
Series 2016 B, 5% 3/1/23	1,000,000	1,142,170

TOTAL ALABAMA		1,713,255

Arizona - 7.9%
Glendale Gen. Oblig. Series 2017, 5% 7/1/23	250,000	288,560
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	795,000	918,066
Pima County Gen. Oblig. Series 2016, 4% 7/1/23	500,000	556,745
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	520,677
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	289,265
Tucson Wtr. Rev. Series 2017, 5% 7/1/23	250,000	291,388

TOTAL ARIZONA		2,864,701

California - 4.7%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	137,956
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	290,088
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	169,242
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/23 (a)	500,000	578,810
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	292,415
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	226,508

TOTAL CALIFORNIA		1,695,019

Colorado - 0.9%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	230,956
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	116,539

TOTAL COLORADO		347,495

Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 A, 4% 7/1/23	65,000	68,728
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	113,886

TOTAL CONNECTICUT		182,614

Florida - 7.6%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	287,858
Series 2015 B, 5% 7/1/23	45,000	51,814
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	575,995
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	572,690
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	221,374
Series 2014 B, 5% 7/1/23	90,000	104,135
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	34,379
Series 2015 D, 5% 2/1/23	650,000	741,000
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	167,039

TOTAL FLORIDA		2,756,284

Georgia - 0.7%
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	239,054
Hawaii - 3.2%
Honolulu City & County Gen. Oblig. Series 2017 D, 5% 9/1/23	1,000,000	1,167,954
Illinois - 17.3%
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	456,360
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	227,466
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	569,675
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	557,130
Series 2017, 5% 1/1/23	1,000,000	1,148,070
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	316,792
Series 2014, 5% 2/1/23	250,000	267,420
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	582,986
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	94,136
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	695,000	795,573
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	567,680
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,759
Series 2002:
5.7% 6/15/23	45,000	52,356
5.7% 6/15/23 (Escrowed to Maturity)	45,000	53,710
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	561,540

TOTAL ILLINOIS		6,271,653

Indiana - 2.3%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	289,220
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/23 (a)	500,000	567,140

TOTAL INDIANA		856,360

Louisiana - 1.7%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	620,552
Massachusetts - 2.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	59,637
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	262,007
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (a)	500,000	577,120

TOTAL MASSACHUSETTS		898,764

Michigan - 4.0%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	57,824
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	450,306
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	310,000	358,862
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/23	500,000	574,890

TOTAL MICHIGAN		1,441,882

Minnesota - 0.8%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	285,260
Nevada - 4.7%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/23 (a)	1,000,000	1,151,990
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	127,213
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	436,274

TOTAL NEVADA		1,715,477

New Jersey - 5.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	283,048
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	607,195
Series 2015 XX, 5% 6/15/23	250,000	277,218
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	114,305
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	232,172
Series 2013, 5% 7/1/23	200,000	231,604
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	290,185

TOTAL NEW JERSEY		2,035,727

New York - 4.9%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	116,499
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	399,291
Series 2014 B, 5% 7/1/23	285,000	325,137
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	612,696
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	347,118

TOTAL NEW YORK		1,800,741

Ohio - 3.1%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	570,960
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	447,836
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	113,073

TOTAL OHIO		1,131,869

Oregon - 1.5%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23 (b)	250,000	260,033
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	287,578

TOTAL OREGON		547,611

Pennsylvania - 4.7%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	351,497
Pennsylvania Gen. Oblig.:
Series 2013, 5% 4/1/23	250,000	285,283
Series 2014, 5% 7/1/23	500,000	573,475
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	115,818
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	381,480

TOTAL PENNSYLVANIA		1,707,553

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	284,295
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	173,535
Tennessee - 1.5%
Tennessee Engy Acq Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (c)	500,000	547,635
Texas - 4.1%
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	288,393
Series 2015 D, 5% 5/15/23	500,000	576,235
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	343,188
Series 2015 B, 5% 1/1/23	250,000	285,990

TOTAL TEXAS		1,493,806

Virginia - 0.6%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	226,196
Washington - 4.2%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (a)	250,000	285,068
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	340,659
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	333,219
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	143,435
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	432,881

TOTAL WASHINGTON		1,535,262

Wisconsin - 1.6%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	571,985
TOTAL MUNICIPAL BONDS
(Cost $34,582,007)		35,112,539
TOTAL INVESTMENT IN SECURITIES - 96.6%
(Cost $34,582,007)		35,112,539
NET OTHER ASSETS (LIABILITIES) - 3.4%		1,221,401
NET ASSETS - 100%		$36,333,940

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $260,033 or 0.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	38.4%
Transportation	18.6%
Health Care	18.2%
Electric Utilities	6.0%
Others* (Individually Less Than 5%)	18.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $34,582,007)		$35,112,539
Cash		525,861
Receivable for fund shares sold		210,500
Interest receivable		514,726
Other receivables		53
Total assets		36,363,679
Liabilities
Payable for fund shares redeemed	$5,104
Distributions payable	12,224
Accrued management fee	8,932
Transfer agent fee payable	2,977
Distribution and service plan fees payable	502
Total liabilities		29,739
Net Assets		$36,333,940
Net Assets consist of:
Paid in capital		$35,787,393
Distributions in excess of net investment income		(10,004)
Accumulated undistributed net realized gain (loss) on investments		26,019
Net unrealized appreciation (depreciation) on investments		530,532
Net Assets		$36,333,940
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,413,319 ÷ 236,572 shares)		$10.20
Maximum offering price per share (100/97.25 of $10.20)		$10.49
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($19,756,623 ÷ 1,936,895 shares)		$10.20
Class I:
Net Asset Value, offering price and redemption price per share ($14,163,998 ÷ 1,388,547 shares)		$10.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2017 (Unaudited)
Investment Income
Interest		$403,917
Expenses
Management fee	$52,268
Transfer agent fees	17,422
Distribution and service plan fees	3,583
Independent trustees' fees and expenses	62
Miscellaneous	46
Total expenses before reductions	73,381
Expense reductions	(168)	73,213
Net investment income (loss)		330,704
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		32,890
Total net realized gain (loss)		32,890
Change in net unrealized appreciation (depreciation) on investment securities		(262,744)
Net gain (loss)		(229,854)
Net increase (decrease) in net assets resulting from operations		$100,850

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$330,704	$675,331
Net realized gain (loss)	32,890	14,304
Change in net unrealized appreciation (depreciation)	(262,744)	(1,286,395)
Net increase (decrease) in net assets resulting from operations	100,850	(596,760)
Distributions to shareholders from net investment income	(331,063)	(675,332)
Distributions to shareholders from net realized gain	–	(63,264)
Total distributions	(331,063)	(738,596)
Share transactions - net increase (decrease)	7,325,019	(8,002,462)
Redemption fees	–	47
Total increase (decrease) in net assets	7,094,806	(9,337,771)
Net Assets
Beginning of period	29,239,134	38,576,905
End of period	$36,333,940	$29,239,134
Other Information
Distributions in excess of net investment income end of period	$(10,004)	$(9,645)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2023 Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.25	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.086	.183	.177	.202	.199	.010
Net realized and unrealized gain (loss)	(.050)	(.272)	.596	.050	.429	(.530)
Total from investment operations	.036	(.089)	.773	.252	.628	(.520)
Distributions from net investment income	(.086)	(.184)	(.183)	(.202)	(.198)	(.010)
Distributions from net realized gain	–	(.017)	–	–	–	–
Total distributions	(.086)	(.201)	(.183)	(.202)	(.198)	(.010)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$10.20	$10.25	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E,F	.35%	(.83)%	7.84%	2.54%	6.72%	(5.20)%
Ratios to Average Net AssetsG
Expenses before reductions	.65%H	.65%	.65%	.65%	.65%	.65%H
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%	.65%	.65%H
Expenses net of all reductions	.64%H	.65%	.65%	.65%	.65%	.62%H
Net investment income (loss)	1.66%H	1.78%	1.74%	2.01%	2.08%	.56%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,413	$3,352	$5,000	$4,724	$4,827	$2,370
Portfolio turnover rate	11%H	8%	19%	16%	3%	4%I

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.24	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.098	.209	.204	.227	.223	.015
Net realized and unrealized gain (loss)	(.039)	(.283)	.594	.050	.429	(.530)
Total from investment operations	.059	(.074)	.798	.277	.652	(.515)
Distributions from net investment income	(.099)	(.209)	(.208)	(.227)	(.222)	(.015)
Distributions from net realized gain	–	(.017)	–	–	–	–
Total distributions	(.099)	(.226)	(.208)	(.227)	(.222)	(.015)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$10.20	$10.24	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E	.57%	(.68)%	8.11%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%G
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.37%G
Net investment income (loss)	1.90%G	2.03%	1.99%	2.26%	2.34%	.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$19,757	$14,238	$18,465	$11,424	$9,264	$5,383
Portfolio turnover rate	11%G	8%	19%	16%	3%	4%H

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.24	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.099	.209	.204	.227	.224	.015
Net realized and unrealized gain (loss)	(.040)	(.283)	.594	.050	.428	(.530)
Total from investment operations	.059	(.074)	.798	.277	.652	(.515)
Distributions from net investment income	(.099)	(.209)	(.208)	(.227)	(.222)	(.015)
Distributions from net realized gain	–	(.017)	–	–	–	–
Total distributions	(.099)	(.226)	(.208)	(.227)	(.222)	(.015)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$10.20	$10.24	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E	.57%	(.68)%	8.11%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.40%G	.40%	.40%	.40%	.40%	.40%G
Expenses net of all reductions	.40%G	.40%	.40%	.40%	.40%	.37%G
Net investment income (loss)	1.91%G	2.03%	1.99%	2.26%	2.33%	.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$14,164	$11,649	$15,112	$7,913	$5,374	$2,380
Portfolio turnover rate	11%G	8%	19%	16%	3%	4%H

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Investment Summary (Unaudited)

Top Five States as of December 31, 2017

% of fund's net assets
Illinois	17.6
California	11.2
Florida	9.5
Arizona	9.3
Massachusetts	7.4

Top Five Sectors as of December 31, 2017

% of fund's net assets
Health Care	30.5
Transportation	26.0
General Obligations	17.7
Education	13.7
Special Tax	5.8

Quality Diversification (% of fund's net assets)

As of December 31, 2017
AA,A	78.6%
BBB	14.2%
BB and Below	1.8%
Not Rated	3.3%
Short-Term Investments and Net Other Assets	2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2025 Fund

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Arizona - 9.3%
Glendale Gen. Oblig. Series 2017, 5% 7/1/25	250,000	298,503
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	89,322
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$297,740
Series 2017 B, 5% 7/1/25	250,000	302,925
Tucson Wtr. Rev. Series 2017, 5% 7/1/25	250,000	302,345

TOTAL ARIZONA		1,290,835

California - 11.2%
California Muni. Fin. Auth. Rev. Series 2017 A, 5% 7/1/25	410,000	487,047
Los Angeles Dept. Arpt. Rev. Series 2017 B, 5% 5/15/25 (a)	115,000	136,613
Port of Oakland Rev. Series 2017 D, 5% 11/1/25 (a)	250,000	301,073
Poway Unified School District Series 2009, 0% 8/1/25	40,000	33,385
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	250,000	298,503
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	250,000	290,988

TOTAL CALIFORNIA		1,547,609

Connecticut - 4.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp., Ct Proj.) Series F, 4% 7/1/25	110,000	116,613
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	476,384
9 Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	10,000	11,789

TOTAL CONNECTICUT		604,786

District Of Columbia - 2.2%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	300,418
Florida - 9.5%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	598,379
Broward County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/25	20,000	23,774
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/25	250,000	297,360
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	47,791
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	234,022
Tampa Hosp. Rev. ( H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	117,662

TOTAL FLORIDA		1,318,988

Idaho - 0.6%
Idaho Health Facilities Auth. Rev. Series 2015 ID, 5% 12/1/25	65,000	77,804
Illinois - 17.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	117,847
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	291,303
Cook County Forest Preservation District Series 2012 B, 5% 12/15/24	150,000	160,728
Grundy & Will Cntys Cmnty. Series 2017, 5% 2/1/25	230,000	270,508
Illinois Fin. Auth. Rev.:
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	239,908
(Presence Health Proj.) Series 2016 C, 5% 2/15/25	200,000	228,900
Series 2017 A, 5% 1/1/25	80,000	91,074
Illinois Gen. Oblig. Series 2013, 5.5% 7/1/25	200,000	220,678
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	151,526
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	140,000	107,400
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	220,000	252,978
Will County Cmnty. Unit School District #365-U Series 2012, 0% 11/1/25	375,000	300,255

TOTAL ILLINOIS		2,433,105

Indiana - 1.7%
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A, 5% 11/1/25	200,000	239,268
Louisiana - 0.9%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	117,776
Maine - 4.6%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 7/1/25	465,000	518,117
Series 2017 B, 4% 7/1/25	100,000	111,423

TOTAL MAINE		629,540

Maryland - 3.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	178,872
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 2.5% 11/1/24	250,000	250,745

TOTAL MARYLAND		429,617

Massachusetts - 7.4%
Massachusetts Dev. Fin. Agcy. Rev. (Lawrence Gen. Hosp. MA. Proj.) Series 2017, 5% 7/1/25	130,000	147,241
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	286,223
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	500,000	592,825

TOTAL MASSACHUSETTS		1,026,289

Michigan - 2.0%
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	281,738
Missouri - 3.9%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	200,000	238,650
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	295,093

TOTAL MISSOURI		533,743

New Hampshire - 1.7%
New Hampshire Health & Ed. Facilities Auth. (Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	237,888
New Jersey - 3.7%
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	282,620
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	5,000	5,921
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	17,604
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	175,000	200,993

TOTAL NEW JERSEY		507,138

New York - 1.3%
Dutchess County Local Dev. Corp. Rev. (Health Quest Sys. Proj.) Series 2016 A, 5% 7/1/25	30,000	35,706
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2015 FF, 5% 6/15/25	25,000	30,418
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/25	100,000	115,145

TOTAL NEW YORK		181,269

Ohio - 3.7%
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	164,843
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	235,924
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	115,339

TOTAL OHIO		516,106

Oregon - 1.7%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25 (b)	200,000	206,176
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/25	25,000	30,321

TOTAL OREGON		236,497

Pennsylvania - 0.5%
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	35,000	40,946
Philadelphia School District Series 2015 A, 5% 9/1/25	20,000	23,029

TOTAL PENNSYLVANIA		63,975

South Dakota - 2.6%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/25	300,000	359,916
Tennessee - 0.1%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016, 5% 9/1/25	15,000	17,452
Texas - 2.1%
Dallas County Util. and Reclamation District Series 2016, 5% 2/15/25	250,000	295,875
Virginia - 0.2%
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/25	25,000	30,189
Wisconsin - 1.9%
Wisconsin Health & Edl. Facilities Series 2017 A:
5% 4/1/25	125,000	149,006
5% 9/1/25	100,000	115,519

TOTAL WISCONSIN		264,525

TOTAL MUNICIPAL BONDS
(Cost $13,550,674)		13,542,346
TOTAL INVESTMENT IN SECURITIES - 97.9%
(Cost $13,550,674)		13,542,346
NET OTHER ASSETS (LIABILITIES) - 2.1%		291,741
NET ASSETS - 100%		$13,834,087

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $206,176 or 1.5% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$895
Total	$895

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	30.5%
Transportation	26.0%
General Obligations	17.7%
Education	13.7%
Special Tax	5.8%
Others* (Individually Less Than 5%)	6.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,550,674)		$13,542,346
Cash		141,008
Receivable for fund shares sold		10,000
Interest receivable		157,347
Other receivables		90
Total assets		13,850,791
Liabilities
Payable for fund shares redeemed	$10,539
Distributions payable	1,124
Accrued management fee	3,391
Transfer agent fee payable	1,129
Distribution and service plan fees payable	521
Total liabilities		16,704
Net Assets		$13,834,087
Net Assets consist of:
Paid in capital		$13,882,642
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		(40,226)
Net unrealized appreciation (depreciation) on investments		(8,328)
Net Assets		$13,834,087
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,509,831 ÷ 251,877 shares)		$9.96
Maximum offering price per share (100/97.25 of $9.96)		$10.24
Municipal Income 2025:
Net Asset Value, offering price and redemption price per share ($8,436,448 ÷ 846,617 shares)		$9.96
Class I:
Net Asset Value, offering price and redemption price per share ($2,887,808 ÷ 289,799 shares)		$9.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2017 (Unaudited)
Investment Income
Interest		$130,496
Income from Fidelity Central Funds		895
Total income		131,391
Expenses
Management fee	$18,633
Transfer agent fees	6,211
Distribution and service plan fees	3,135
Custodian fees and expenses	32
Independent trustees' fees and expenses	22
Total expenses		28,033
Net investment income (loss)		103,358
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(40,076)
Fidelity Central Funds	(150)
Total net realized gain (loss)		(40,226)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	37,899
Fidelity Central Funds	151
Total change in net unrealized appreciation (depreciation)		38,050
Net gain (loss)		(2,176)
Net increase (decrease) in net assets resulting from operations		$101,182

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2017 (Unaudited)	For the period May 25, 2017 (commencement of operations) to June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$103,358	$3,896
Net realized gain (loss)	(40,226)	–
Change in net unrealized appreciation (depreciation)	38,050	(46,378)
Net increase (decrease) in net assets resulting from operations	101,182	(42,482)
Distributions to shareholders from net investment income	(103,400)	(3,855)
Share transactions - net increase (decrease)	3,583,795	10,298,847
Total increase (decrease) in net assets	3,581,577	10,252,510
Net Assets
Beginning of period	10,252,510	–
End of period	$13,834,087	$10,252,510
Other Information
Undistributed net investment income end of period	$–	$41
Distributions in excess of net investment income end of period	$(1)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2025 Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.073	.002
Net realized and unrealized gain (loss)	–C	(.040)
Total from investment operations	.073	(.038)
Distributions from net investment income	(.073)	(.002)
Total distributions	(.073)	(.002)
Net asset value, end of period	$9.96	$9.96
Total ReturnD,E,F	.73%	(.38)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.65%I
Expenses net of fee waivers, if any	.65%I	.65%I
Expenses net of all reductions	.65%I	.62%I
Net investment income (loss)	1.45%I	.20%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,510	$2,489
Portfolio turnover rateJ	76%I	- %K

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.085	.004
Net realized and unrealized gain (loss)	–C	(.040)
Total from investment operations	.085	(.036)
Distributions from net investment income	(.085)	(.004)
Total distributions	(.085)	(.004)
Net asset value, end of period	$9.96	$9.96
Total ReturnD,E	.86%	(.36)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%H	.40%H
Expenses net of fee waivers, if any	.40%H	.40%H
Expenses net of all reductions	.40%H	.37%H
Net investment income (loss)	1.70%H	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,436	$5,273
Portfolio turnover rateI	76%H	- %J

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.086	.004
Net realized and unrealized gain (loss)	(.001)	(.040)
Total from investment operations	.085	(.036)
Distributions from net investment income	(.085)	(.004)
Total distributions	(.085)	(.004)
Net asset value, end of period	$9.96	$9.96
Total ReturnC,D	.86%	(.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%G
Expenses net of fee waivers, if any	.40%G	.40%G
Expenses net of all reductions	.40%G	.37%G
Net investment income (loss)	1.70%G	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,888	$2,490
Portfolio turnover rateH	76%G	- %I

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2017

1. Organization.

Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Class I, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2019 Fund	$105,646,006	$367,764	$(495,686)	$(127,922)
Fidelity Municipal Income 2021 Fund	66,058,062	1,265,837	(318,459)	947,378
Fidelity Municipal Income 2023 Fund	34,578,489	725,583	(191,533)	534,050
Fidelity Municipal Income 2025 Fund	13,550,674	45,351	(53,679)	(8,328)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2016 to June 30, 2017. Loss deferrals were as follows:

Capital losses
Fidelity Municipal Income 2021 Fund	(54,805)
Fidelity Municipal Income 2023 Fund	(6,871)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2019 Fund	1,494,919	4,095,593
Fidelity Municipal Income 2021 Fund	4,455,672	2,983,446
Fidelity Municipal Income 2023 Fund	8,954,418	1,946,923
Fidelity Municipal Income 2025 Fund	9,960,345	4,563,791

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2019 Fund
Class A	.25%	$12,394	$597
Fidelity Municipal Income 2021 Fund
Class A	.25%	$12,756	$789
Fidelity Municipal Income 2023 Fund
Class A	.25%	$3,583	$199
Fidelity Municipal Income 2025 Fund
Class A	.25%	$3,135	$3,135

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2021 Fund
Class A	$13
Fidelity Municipal Income 2023 Fund
Class A	$20

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2019 Fund
Class A	$4,958
Municipal Income 2019	36,929
Class I	14,233
$56,120
Fidelity Municipal Income 2021 Fund
Class A	$5,102
Municipal Income 2021	19,817
Class I	10,479
$35,398
Fidelity Municipal Income 2023 Fund
Class A	$1,433
Municipal Income 2023	9,328
Class I	6,661
$17,422
Fidelity Municipal Income 2025 Fund
Class A	$1,254
Municipal Income 2025	3,666
Class I	1,291
$6,211

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2019 Fund	$166
Fidelity Municipal Income 2021 Fund	102
Fidelity Municipal Income 2023 Fund	46

During the period, the Funds did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Municipal Income 2019 Fund	$446
Fidelity Municipal Income 2021 Fund	316
Fidelity Municipal Income 2023 Fund	168

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2017	Year ended June 30, 2017(a)
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$51,665	$96,630
Municipal Income 2019	477,390	825,938
Class I	184,061	342,504
Total	$713,116	$1,265,072
From net realized gain
Class A	$6,266	$9,151
Municipal Income 2019	48,674	59,715
Class I	18,656	28,029
Total	$73,596	$96,895
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$85,445	$210,092
Municipal Income 2021	379,790	674,716
Class I	200,915	368,207
Total	$666,150	$1,253,015
From net realized gain
Class A	$–	$25,929
Municipal Income 2021	–	69,946
Class I	–	37,846
Total	$–	$133,721
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$24,068	$84,999
Municipal Income 2023	178,918	320,565
Class I	128,077	269,768
Total	$331,063	$675,332
From net realized gain
Class A	$–	$8,773
Municipal Income 2023	–	30,027
Class I	–	24,464
Total	$–	$63,264
Fidelity Municipal Income 2025 Fund
From net investment income
Class A	$18,269	$469
Municipal Income 2025	63,052	2,301
Class I	22,079	1,085
Total	$103,400	$3,855

 (a) For the period May 25, 2017 (commencement of operations) to June 30, 2017 for Fidelity Municipal Income 2025 Fund.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2017	Year ended June 30, 2017(a)	Six months ended December 31, 2017	Year ended June 30, 2017(a)
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	194,101	402,072	$2,068,003	$4,303,479
Reinvestment of distributions	5,420	9,054	57,603	96,533
Shares redeemed	(275,535)	(94,746)	(2,928,765)	(1,006,962)
Net increase (decrease)	(76,014)	316,380	$(803,159)	$3,393,050
Municipal Income 2019
Shares sold	1,286,161	3,833,041	$13,678,216	$40,776,632
Reinvestment of distributions	38,866	64,132	413,018	684,075
Shares redeemed	(1,961,989)	(1,797,750)	(20,837,358)	(19,133,829)
Net increase (decrease)	(636,962)	2,099,423	$(6,746,124)	$22,326,878
Class I
Shares sold	446,744	1,535,890	$4,757,126	$16,347,364
Reinvestment of distributions	16,291	29,510	173,106	314,973
Shares redeemed	(373,459)	(1,592,770)	(3,967,591)	(16,983,607)
Net increase (decrease)	89,576	(27,370)	$962,641	$(321,270)
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	23,876	345,196	$260,589	$3,822,007
Reinvestment of distributions	7,786	20,663	85,068	226,525
Shares redeemed	(356,031)	(352,246)	(3,883,075)	(3,875,271)
Net increase (decrease)	(324,369)	13,613	$(3,537,418)	$173,261
Municipal Income 2021
Shares sold	535,566	1,342,023	$5,863,395	$14,684,956
Reinvestment of distributions	26,876	48,142	293,446	527,637
Shares redeemed	(578,960)	(1,177,613)	(6,279,808)	(12,816,044)
Net increase (decrease)	(16,518)	212,552	$(122,967)	$2,396,549
Class I
Shares sold	398,363	928,880	$4,363,259	$10,121,496
Reinvestment of distributions	15,098	30,399	164,849	333,167
Shares redeemed	(194,420)	(887,909)	(2,125,377)	(9,635,800)
Net increase (decrease)	219,041	71,370	$2,402,731	$818,863
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	14,220	121,079	$147,104	$1,256,276
Reinvestment of distributions	2,210	8,312	22,730	85,060
Shares redeemed	(107,083)	(276,417)	(1,102,794)	(2,809,864)
Net increase (decrease)	(90,653)	(147,026)	$(932,960)	$(1,468,528)
Municipal Income 2023
Shares sold	835,037	464,589	$8,610,336	$4,737,860
Reinvestment of distributions	13,150	20,881	135,038	213,829
Shares redeemed	(301,065)	(847,129)	(3,084,651)	(8,527,832)
Net increase (decrease)	547,122	(361,659)	$5,660,723	$(3,576,143)
Class I
Shares sold	372,137	422,516	$3,839,735	$4,295,831
Reinvestment of distributions	9,898	21,843	101,706	223,818
Shares redeemed	(130,544)	(740,670)	(1,344,185)	(7,477,440)
Net increase (decrease)	251,491	(296,311)	$2,597,256	$(2,957,791)
Fidelity Municipal Income 2025 Fund
Class A
Shares sold	–	250,000	$–	$2,500,000
Reinvestment of distributions	1,830	47	18,269	469
Net increase (decrease)	1,830	250,047	$18,269	$2,500,469
Municipal Income 2025
Shares sold	315,285	529,458	$3,152,837	$5,295,000
Reinvestment of distributions	5,850	230	58,389	2,293
Shares redeemed	(4,206)	–	(42,061)	–
Net increase (decrease)	316,929	529,688	$3,169,165	$5,297,293
Class I
Shares sold	37,544	250,000	$374,941	$2,500,000
Reinvestment of distributions	2,212	109	22,079	1,085
Shares redeemed	(66)	–	(659)	–
Net increase (decrease)	39,690	250,109	$396,361	$2,501,085

 (a) For the period May 25, 2017 (commencement of operations) to June 30, 2017 for Fidelity Municipal Income 2025 Fund.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2025 Fund	73%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period-B July 1, 2017 to December 31, 2017
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$1,000.00	$999.30	$3.28
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Municipal Income 2019	.40%
Actual		$1,000.00	$1,000.50	$2.02
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,000.50	$2.02
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$1,000.00	$996.40	$3.27
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Municipal Income 2021	.40%
Actual		$1,000.00	$997.60	$2.01
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$997.60	$2.01
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$1,000.00	$1,003.50	$3.28
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Municipal Income 2023	.40%
Actual		$1,000.00	$1,005.70	$2.02
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,005.70	$2.02
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Fidelity Municipal Income 2025 Fund
Class A	.65%
Actual		$1,000.00	$1,007.30	$3.29
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Municipal Income 2025	.40%
Actual		$1,000.00	$1,008.60	$2.03
Hypothetical-C		$1,000.00	$1,023.19	$2.04
Class I	.40%
Actual		$1,000.00	$1,008.60	$2.03
Hypothetical-C		$1,000.00	$1,023.19	$2.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Defined Maturity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Fidelity Municipal Income 2023 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

Fidelity Municipal Income 2023 Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

DMI-SANN-0218
1.926263.106

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 22, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 22, 2018